SEC.
                                      File
                                      Nos.
                                    33-38475
                                    811-6235

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-1A
                             Registration Statement
                                     Under
                           the Securities Act of 1933
                        Post-Effective Amendment No. 23
                                      and
                             Registration Statement
                                     Under
                       The Investment Company Act of 1940
                                Amendment No. 23


                    THE U.S. TREASURY MONEY FUND OF AMERICA
               (Exact Name of Registrant as specified in charter)

                             333 South Hope Street
                         Los Angeles, California 90071
                    (Address of principal executive offices)

              Registrant's telephone number, including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                    The U.S. Treasury Money Fund of America
                             333 South Hope Street
                         Los Angeles, California 90071
                    (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2228
                          (Counsel for the Registrant)



                      Approximate date of proposed public
                                   offering:
        It is proposed that this filing become effective on December 1,
                  2004, pursuant to paragraph (b) of rule 485.

[logo - American Funds (r)]




                                         The right choice for the long term/(R)/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/



  PROSPECTUS







 December 1, 2004









TABLE OF CONTENTS
 1    Risk/Return summary
 6    Fees and expenses of the funds
 9    Investment objectives, strategies and risks
11    Management and organization
12    Shareholder information
13    Choosing a share class
15    Purchase and exchange of shares
17    Sales charges
18    Sales charge waivers
19    Individual Retirement Account (IRA) rollovers
19    Plans of distribution
20    Other compensation to dealers
21    How to sell shares
23    Dividends and taxes
24    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves (free from federal income tax in the case of The Tax-Exempt Money Fund) while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations; The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities; and The Tax-Exempt Money Fund seeks to achieve this objective by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 5 shows the funds' average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1994  3.67%
1995  5.50
1996  4.93
1997  5.11
1998  5.05
1999  4.68
2000  5.92
2001  3.54
2002  1.15
2003  0.99
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                  1.53%  (quarter ended September 30, 2000)
LOWEST                   0.20%  (quarter ended December 31, 2003)


The fund's total return for the nine months ended September 30, 2004, was 0.64%.

Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1994  3.36%
1995  5.03
1996  4.59
1997  4.75
1998  4.44
1999  4.11
2000  5.29
2001  3.33
2002  1.07
2003  0.48
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                  1.38%  (quarter ended September 30, 2000)
LOWEST                   0.08%  (quarter ended December 31, 2003)


The fund's total return for the nine months ended September 30, 2004, was 0.31%.

                                                Money Market Funds / Prospectus

THE TAX-EXEMPT MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1994  2.23%
1995  3.21
1996  2.85
1997  3.00
1998  2.83
1999  2.60
2000  3.50
2001  2.35
2002  0.89
2003  0.46
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST               0.93%  (quarter ended December 31, 2000)
LOWEST                0.10%  (quarter ended September 30, 2003)


The fund's total return for the nine months ended September 30, 2004, was 0.38%.

Money Market Funds / Prospectus

Unlike the bar charts on the previous pages, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, each fund's results with the following maximum initial or contingent deferred sales charge imposed:

 . Class A and F shares are sold without any initial or contingent deferred sales charge.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline after one year of purchase and are eliminated after six years.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

Results would be higher if calculated without sales charges. The reference above to Class A, B, C or F sales charges also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F sales charges.

Unlike the Investment Results table below, the Additional Investment Results table on page 10 reflects each fund's results calculated without sales charges.



 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    0.99%    3.24%    4.04%     6.67%         0.73%
11/3/76






                                    1 YEAR  LIFETIME   7-DAY YIELD/*/
----------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      -4.90%    1.12%        0.10%
 CLASS C -- FIRST SOLD 3/16/01      -0.90     0.69         0.10
 CLASS F -- FIRST SOLD 3/26/01       0.43     1.26         0.28
 CLASS 529-A -- FIRST SOLD 2/15/02   0.53     0.81         0.38
 CLASS 529-B -- FIRST SOLD 6/7/02   -4.90    -2.42         0.10
 CLASS 529-C -- FIRST SOLD 4/2/02   -0.90     0.17         0.10
 CLASS 529-E -- FIRST SOLD 3/11/02   0.12     0.35         0.10
 CLASS 529-F -- FIRST SOLD 9/16/02   0.29     0.41         0.15
----------------------------------------------------------------------






                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    0.48%    2.84%    3.63%     3.61%         0.25%
2/1/91
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY
FUND
 CLASS A -- FIRST SOLD    0.46%    1.95%    2.39%     2.73%         0.47%
10/24/89
 For current yield information, please call American FundsLine at
800/325-3590.



* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2003 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. Had such reimbursements/waivers not been made, the yield would have been lower.

                                                Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
------------------------------------------------------------------------------------------
 Maximum initial sales
 charge on purchases       none        none        none          none            none
 (as a percentage of
 offering price)
------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none            none
 on reinvested
 dividends
------------------------------------------------------------------------------------------
 Maximum contingent        none      5.00%/4/    1.00%/5/        none            none
 deferred sales charge
------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none            none
 exchange fees



1 Includes a version of this class offered through CollegeAmerica,/(R)/ a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the funds' distributor and to certain registered investment advisers.

4 The contingent deferred sales charge is reduced after one year and eliminated after six years.
5 The contingent deferred sales charge is eliminated after one year.

Money Market Funds / Prospectus

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                CLASS A  CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Management fees                 0.28%   0.28 %    0.28 %    0.28 %
 Distribution and/or service     0.08    0.90      1.00      0.25
 (12b-1) fees/6/
 Other expenses/7/               0.21    0.16      0.23      0.19
 Total annual fund operating     0.57    1.34      1.51      0.72
 expenses
 Expense reimbursements/8/       0.29    0.32/9/   0.46/9/   0.01
 Net expenses                    0.28    1.02      1.05      0.71
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND

 Management fees                0.30%    none      none      none
 Distribution and/or service     0.10    none      none      none
 (12b-1) fees/6/
 Other expenses/7/               0.22    none      none      none
 Total annual fund operating     0.62    none      none      none
 expenses
 Expense                           --    none      none      none
 reimbursements/waivers/10/
 Net expenses                            none      none      none
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND

 Management fees                0.38%    none      none      none
 Distribution and/or service     0.05    none      none      none
 (12b-1) fees/6/
 Other expenses/7/               0.10    none      none      none
 Total annual fund operating     0.53    none      none      none
 expenses
 Expense waivers/10/               --    none      none      none
 Net expenses                    0.53    none      none      none
-------------------------------------------------------------------------------
                                 CLASS    CLASS     CLASS     CLASS     CLASS
                                 529-A    529-B     529-C     529-E     529-F
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Management fees                 0.28%   0.28 %    0.28 %    0.28 %    0.28 %
 Distribution and/or service     0.06    0.90      1.00      0.50      0.25
 (12b-1) fees/11/
 Other expenses/7,//12/          0.33    0.35      0.35      0.33      0.33
 Total annual fund operating     0.67    1.53      1.63      1.11      0.86
 expenses
 Expense reimbursements/8/       0.01    0.47/9/   0.58/9/   0.13/9/   0.01/9/
 Net expenses                    0.66    1.06      1.05      0.98      0.85



6 Class A and F 12b-1 fees may not exceed .15% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are .90% and 1.00%, respectively, of each class' average net assets annually.
7 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 per account to $19 per account.
8 The fund's Investment Advisory and Service Agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. To the extent that management fees were reimbursed, they were reimbursed similarly for all share classes of the fund.
9 Due to lower short-term interest rates, Capital Research and Management
 Company agreed to pay a portion of the class-specific fees and expenses.
10 Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes.
11 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are .90% and 1.00%, respectively, of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.
12 Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                                Money Market Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Class A/1/                                 $ 29    $ 90     $157      $  356
 Class B -- assuming redemption/1,//2/       604     725      763       1,038
 Class B -- assuming no redemption/1,//3/    104     325      563       1,038
 Class C -- assuming redemption/1,//4/       207     334      579       1,283
 Class C -- assuming no redemption/1/        107     334      579       1,283
 Class F -- excludes intermediary             73     227      395         883
 fees/1,//5/
 Class 529-A/1/                               67     211      368         822
 Class 529-B -- assuming redemption/1,2/     608     737      785       1,182
 Class 529-B -- assuming no                  108     337      585       1,182
 redemption/1//,//3/
 Class 529-C -- assuming                     207     334      579       1,283
 redemption/1,//4/
 Class 529-C -- assuming no redemption/1/    107     334      579       1,283
 Class 529-E/1/                              100     312      542       1,201
 Class 529-F -- excludes intermediary         87     271      471       1,049
 fees/1,//5/
 THE U.S. TREASURY MONEY FUND
 Class A/1/                                 $ 62    $195     $340      $  762
 THE TAX-EXEMPT MONEY FUND
 Class A/1/                                 $ 54    $170     $296      $  665



1 Reflects reimbursements/waivers by Capital Research and Management Company.

2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.

3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
4 Reflects a contingent deferred sales charge in the first year.

5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .50% to 3.00% of assets annually depending on the services offered.

Money Market Funds / Prospectus

Investment objectives, strategies and risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of The Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

THE TAX-EXEMPT MONEY FUND

Normally, the fund invests substantially in high-quality money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder's federal alternative minimum tax.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share

                                                Money Market Funds / Prospectus
price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

APPLICABLE TO ALL FUNDS

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 5, the table below reflects each fund's results calculated without sales charges.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    0.99%    3.24%    4.04%     6.67%         0.73%
11/3/76






                                    1 YEAR  LIFETIME   7-DAY YIELD/*/
----------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      0.10%    1.87%         0.10%
 CLASS C -- FIRST SOLD 3/16/01      0.10     0.69          0.10
 CLASS F -- FIRST SOLD 3/26/01      0.43     1.26          0.28
 CLASS 529-A-- FIRST SOLD 2/15/02   0.53     0.81          0.38
 CLASS 529-B -- FIRST SOLD 6/7/02   0.10     0.15          0.10
 CLASS 529-C -- FIRST SOLD 4/2/02   0.10     0.17          0.10
 CLASS 529-E -- FIRST SOLD 3/11/02  0.12     0.35          0.10
 CLASS 529-F -- FIRST SOLD 9/16/02  0.29     0.41          0.15






                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    0.48%    2.84%    3.63%     3.61%         0.25%
2/1/91
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY
FUND
 CLASS A -- FIRST SOLD    0.46%    1.95%    2.39%     2.73%         0.47%
10/24/89
 For current yield information, please call American FundsLine at
800/325-3590.



* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2003 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. Had such reimbursements/waivers not been made, the yield would have been lower.

Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds' portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                                Money Market Funds / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

Money Market Funds / Prospectus

Choosing a share class

The Cash Management Trust offers different classes of shares through this prospectus. (The U.S. Treasury Money Fund and The Tax-Exempt Money Fund only offer Class A shares.) Class A, B, C and F shares are available through various investment programs or accounts, including many types of retirement plans. HOWEVER, THE TAX-EXEMPT MONEY FUND SHOULD GENERALLY NOT SERVE AS AN INVESTMENT FOR TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of each fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares of The Cash Management Trust through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same contingent deferred sales charge applies to Class 529-B shares as it does to Class B shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE CASH MANAGEMENT TRUST, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of The Cash Management Trust share classes:

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans;

 -- Class B, 529-B, C and 529-C shares may be acquired only by exchanging from Class B, 529-B, C or 529-C shares of other American Funds (see "Purchase and exchange of shares" below); and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES OF THE CASH MANAGEMENT TRUST.

                                                Money Market Funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES OF
 THE CASH MANAGEMENT TRUST
 CLASS A SHARES
 Initial sales charge    none

 Contingent deferred     none
 sales charge
 12b-1 fees              up to .15% annually (529-A shares may not exceed .50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines each year until it
 sales charge            reaches 0% after six years
 12b-1 fees              .90% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        direct purchases of B shares are not permitted
 Conversion              automatic conversion to A shares after eight years,
                         reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses
 Purchase maximum        direct purchases of C shares are not permitted
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)

 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .50% annually (may not exceed .75% annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower
                         12b-1 fees, but lower than 529-A and 529-F shares due
                         to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .25% annually (may not exceed .50% annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

Money Market Funds / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire. Class B and C shares of The Cash Management Trust may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of The Cash Management Trust are not permitted.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares of The Cash Management Trust only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares of The Cash Management Trust may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. However, exchanges from Class A shares of The Cash Management Trust may be made into Class B and C shares of other American Funds for dollar cost averaging purposes. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSE-

                                                Money Market Funds / Prospectus

QUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $  1,000
 CollegeAmerica accounts)
    For a retirement plan account through payroll deduction                 25
    or employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000


VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund

Money Market Funds / Prospectus
may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class B and C shares of The Cash Management Trust.

Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.


CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B and C shares are sold without any initial sales charge.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%


For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of

                                                Money Market Funds / Prospectus
the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you may face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES OF THE CASH MANAGEMENT TRUST

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge waivers

To have your Class B or C contingent deferred sales charge waived, you must let your financial adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

Money Market Funds / Prospectus

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information. No dealer commissions will be paid on rollovers to American Funds money market funds.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value. These investments in Class A shares will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees but will not generate dealer commissions.

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Trustees. The plans provide for annual expenses of up to .15% for Class A shares, and for The Cash Management Trust only, up to .50% for Class 529-A shares, .90% for Class B and 529-B shares, 1.00% for Class C and 529-C shares, up to .75% for Class 529-E shares and up to .50% for Class F and 529-F shares. A portion (up to .15% for Class A, 529-A, B and 529-B shares and .25% for Class C, 529-C, 529-E, F and 529-F shares) of these expenses may be used to pay service fees to

                                                Money Market Funds / Prospectus
qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds". Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

Money Market Funds / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 CHECK WRITING

 . Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

 . Check writing is not available for any of the 529 share classes or B, C and F share classes of The Cash Management Trust.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all

                                                Money Market Funds / Prospectus
dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

Money Market Funds / Prospectus

Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

You may elect to reinvest dividends to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Dividends for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS

THE CASH MANAGEMENT TRUST

For federal income tax purposes, dividends you receive from the fund will be subject to tax, and also may be subject to state or local taxes -- unless you are exempt from taxation.

THE U.S. TREASURY MONEY FUND

For federal income tax purposes, dividends you receive from the fund will be subject to tax. Generally, dividends received by individual investors will be tax-exempt for purposes of most states' personal income tax.

THE TAX-EXEMPT MONEY FUND

Subject to certain requirements, the fund is permitted to pass through to its shareholders federally tax-exempt dividends derived from municipal bond interest. Depending on their state of residence, shareholders of the fund may be able to exclude from state taxable income some or all of the federally tax-exempt dividends paid by the fund.

TAXES ON TRANSACTIONS

Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                                Money Market Funds / Prospectus

 [This page is intentionally left blank for this filing.]

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.


THE CASH MANAGEMENT TRUST/1/



                                                                                                           Ratio of
                                                                                                         expenses to
                            Net asset              Dividends                              Net assets,    average net
                             value,       Net      (from net     Net asset                  end of          assets
                            beginning  investment  investment  value, end of    Total       period          before
                            of period  income/2/    income)       period      return/3/  (in millions)  reimbursements
------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004          $1.00      $.008      $(.008 )       $1.00         .84%       $7,766           .57 %
Year ended 9/30/2003           1.00       .011       (.011 )        1.00        1.05         7,910           .55
Year ended 9/30/2002           1.00       .013       (.013 )        1.00        1.35         8,305           .59
Year ended 9/30/2001           1.00       .045       (.045 )        1.00        4.63         7,075           .59
Year ended 9/30/2000           1.00       .055       (.055 )        1.00        5.66         5,417           .61
------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2004           1.00       .001       (.001 )        1.00         .12           157          1.34
Year ended 9/30/2003           1.00       .001       (.001 )        1.00         .13           173          1.38
Year ended 9/30/2002           1.00       .005       (.005 )        1.00         .53           158          1.40
Year ended 9/30/2001           1.00       .037       (.037 )        1.00        3.75            46          1.41
Period from 3/15/2000 to       1.00       .027       (.027 )        1.00        2.73             1          1.43/5/
9/30/2000
------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2004           1.00       .001       (.001 )        1.00         .10           104          1.51
Year ended 9/30/2003           1.00       .001       (.001 )        1.00         .12            89          1.55
Year ended 9/30/2002           1.00       .004       (.004 )        1.00         .40           100          1.55
Period from 3/16/2001 to       1.00       .014       (.014 )        1.00        1.40            13          1.55/5/
9/30/2001
------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2004          $1.00      $.004      $(.004 )       $1.00         .41%       $   39           .72 %
Year ended 9/30/2003           1.00       .006       (.006 )        1.00         .55             7           .73
Year ended 9/30/2002           1.00       .011       (.011 )        1.00        1.13            10           .77
Period from 3/26/2001 to       1.00       .017       (.017 )        1.00        1.71             4           .80/5/
9/30/2001
------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2004           1.00       .005       (.005 )        1.00         .47           112           .67
Year ended 9/30/2003           1.00       .007       (.007 )        1.00         .66            89           .62
Period from 2/15/2002 to       1.00       .007       (.007 )        1.00         .73            34           .60/5/
9/30/2002
------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 9/30/2004          1.00       .001       (.001 )        1.00         .10             2          1.53
 Year ended 9/30/2003          1.00       .001       (.001 )        1.00         .12             1          1.52
 Period from 6/7/2002 to       1.00       .001       (.001 )        1.00         .09            --/6/        .47
9/30/2002
------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 9/30/2004          1.00       .001       (.001 )        1.00         .10             6          1.63
 Year ended 9/30/2003          1.00       .001       (.001 )        1.00         .12             3          1.62
 Period from 4/2/2002 to       1.00       .002       (.002 )        1.00         .15             1           .79
9/30/2002
CLASS 529-E:
 Year ended 9/30/2004          1.00       .002       (.002 )        1.00         .15             5          1.11
 Year ended 9/30/2003          1.00       .002       (.002 )        1.00         .22             5          1.11
 Period from 3/11/2002 to      1.00       .004       (.004 )        1.00         .39             1          1.09/5/
9/30/2002
------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
 Year ended 9/30/2004          1.00       .003       (.003 )        1.00         .28             3           .86
 Year ended 9/30/2003          1.00       .004       (.004 )        1.00         .43             2           .85
 Period from 9/16/2002 to      1.00         --/7/       --/7/       1.00         .04            --/6/        .03
9/30/2002

                                Ratio of
                               expenses to
                               average net      Ratio of net
                                 assets          income to
                                  after         average net
                            reimbursements/4/      assets
-------------------------------------------------------------
CLASS A:
Year ended 9/30/2004              .28 %             .84 %
Year ended 9/30/2003              .23              1.05
Year ended 9/30/2002              .59              1.33
Year ended 9/30/2001              .59              4.48
Year ended 9/30/2000              .61              5.53
-------------------------------------------------------------
CLASS B:
Year ended 9/30/2004             1.02               .12
Year ended 9/30/2003             1.14               .14
Year ended 9/30/2002             1.40               .47
Year ended 9/30/2001             1.41              3.01
Period from 3/15/2000 to         1.43/5/           5.21/5/
9/30/2000
-------------------------------------------------------------
CLASS C:
Year ended 9/30/2004             1.05               .10
Year ended 9/30/2003             1.16               .12
Year ended 9/30/2002             1.51               .31
Period from 3/16/2001 to         1.55/5/           2.05/5/
9/30/2001
-------------------------------------------------------------
CLASS F:
Year ended 9/30/2004              .71 %             .61 %
Year ended 9/30/2003              .73               .58
Year ended 9/30/2002              .77              1.11
Period from 3/26/2001 to          .80/5/           3.09/5/
9/30/2001
-------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2004              .66               .48
Year ended 9/30/2003              .62               .61
Period from 2/15/2002 to          .60/5/           1.16/5/
9/30/2002
-------------------------------------------------------------
CLASS 529-B:
 Year ended 9/30/2004            1.06               .10
 Year ended 9/30/2003            1.13               .12
 Period from 6/7/2002 to          .47               .08
9/30/2002
-------------------------------------------------------------
CLASS 529-C:
 Year ended 9/30/2004            1.05               .10
 Year ended 9/30/2003            1.11               .11
 Period from 4/2/2002 to          .75               .12
9/30/2002
CLASS 529-E:
 Year ended 9/30/2004             .98               .15
 Year ended 9/30/2003            1.05               .17
 Period from 3/11/2002 to        1.09/5/            .66/5/
9/30/2002
-------------------------------------------------------------
CLASS 529-F:
 Year ended 9/30/2004             .85               .30
 Year ended 9/30/2003             .85               .33
 Period from 9/16/2002 to         .03               .04
9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.

5 Annualized.

6 Amount less than $1 million.
7 Amount less than $.001.
                                                Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND



                                                                                                         Ratio of       Ratio of
                                                                                                        expenses to     expenses
                                                                                                        average net        to
                             Net asset              Dividends                           Net assets,       assets        average
                              value,       Net      (from net     Net asset               end of          before          net
                             beginning  investment  investment  value, end of  Total       year       reimbursements/    assets
                              of year   income/1/    income)        year       return  (in millions)      waivers        after
---------------------------------------------------------------------------------------------------------------------reimbursements waivers/2/
                                                                                                                       ----------
CLASS A:
Year ended 9/30/2004           $1.00      $.004      $(.004)        $1.00       .39%       $532            .62%           .61%
Year ended 9/30/2003            1.00       .006       (.006)         1.00       .63         631            .58            .58
Year ended 9/30/2002            1.00       .013       (.013)         1.00      1.29         683            .63            .63
Year ended 9/30/2001            1.00       .042       (.042)         1.00      4.27         489            .66            .66
Year ended 9/30/2000            1.00       .049       (.049)         1.00      5.01         369            .62            .62




                                 Ratio of net
                                  income to
                                 average net
                                    assets
----------------------------------------------
CLASS A:
Year ended 9/30/2004                 .39%
Year ended 9/30/2003                 .63
Year ended 9/30/2002                1.27
Year ended 9/30/2001                4.12
Year ended 9/30/2000                4.81



1 Based on average shares outstanding.
2 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.

Money Market Funds / Prospectus

THE TAX-EXEMPT MONEY FUND



                                                                                                   Ratio of     Ratio of
                                                                                                  expenses to  expenses to
                         Net asset              Dividends                           Net assets,   average net  average net
                          value,       Net      (from net     Net asset               end of        assets       assets
                         beginning  investment  investment  value, end of  Total       year         before        after
                          of year   income/1/    income)        year       return  (in millions)    waivers    waivers/2/
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004       $1.00      $.005      $(.005)        $1.00       .49%       $418          .53%         .53%
Year ended 9/30/2003        1.00       .006       (.006)         1.00       .57         353          .55          .55
Year ended 9/30/2002        1.00       .010       (.010)         1.00      1.05         341          .54          .54
Year ended 9/30/2001        1.00       .029       (.029)         1.00      2.92         319          .52          .52
Year ended 9/30/2000        1.00       .032       (.032)         1.00      3.29         276          .64          .64



                          Ratio of net
                           income to
                          average net
                             assets
---------------------------------------
CLASS A:
Year ended 9/30/2004          .49%
Year ended 9/30/2003          .57
Year ended 9/30/2002         1.04
Year ended 9/30/2001         2.86
Year ended 9/30/2000         3.23



1 Based on average shares outstanding.

2 The ratios in this column reflect the impact, if any, of certain waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
                                                Money Market Funds / Prospectus

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800 /421-9900
          FOR                      American Funds Service Company
          COLLEGEAMERICA/(R)/      800 /421-0180, ext. 529
          FOR 24                   American FundsLine/(R)/
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's reports (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.

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Printed on recycled paper                  Investment Company File No. 811-2380
MFGEPR-960-1204 Litho in USA CGD/B/8014    Investment Company File No. 811-6235
                                           Investment Company File No. 811-5750
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International       Capital Guardian       Capital Bank and Trust

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                                         The right choice for the long term/(R)/




The Cash Management Trust of America/(R)/
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/


 PROSPECTUS
 ADDENDUM





 December 1, 2004



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of The Cash Management Trust, The U.S. Treasury Money Fund and The Tax-Exempt Money Fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM// /Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for these funds.

Fees and expenses of the funds -- pages 6-8

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                             CLASS R-5
 THE CASH MANAGEMENT TRUST
---------------------------------------------------------
 Management fees                               0.28%
---------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
---------------------------------------------------------
 Other expenses/1/                             0.14
---------------------------------------------------------
 Total annual fund operating expenses          0.42
---------------------------------------------------------
 Expense reimbursements/2/                     0.02
---------------------------------------------------------
 Net expenses                                  0.40

 THE U.S. TREASURY MONEY FUND

 Management fees                               0.30%
---------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
---------------------------------------------------------
 Other expenses/1/                             0.15
---------------------------------------------------------
 Total annual fund operating expenses          0.45
---------------------------------------------------------
 Expense reimbursements/waivers/3/               --
---------------------------------------------------------
 Net expenses                                  0.45

 THE TAX-EXEMPT MONEY FUND

 Management fees                               0.38%
--------------------------------------------
 Distribution and/or service (12b-1) fees      none
--------------------------------------------
 Other expenses                                0.19
--------------------------------------------
 Total annual fund operating expenses          0.57
---------------------------------------------------------
 Expense waivers/3/                              --
---------------------------------------------------------
 Net expenses                                  0.57



1 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

2 The fund's Investment Advisory and Service Agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. To the extent that management fees were reimbursed, they were reimbursed similarly for all share classes of the fund.
3 Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%.

EXAMPLES

The examples below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                1 YEAR  3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Class R-5/*/                    $41    $    128   $224       $505
---------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND
 Class R-5/*/                    $46    $    144   $252       $567
---------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 Class R-5/*/                    $58    $    183   $318       $714



* Reflects reimbursements/waivers by Capital Research and Management Company.


Purchase and exchange of shares -- pages 15-17

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales charges -- pages 17-18

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

Financial highlights/1/ -- pages 24-27

The Financial Highlights table is intended to help you understand each fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.



                                                                                                    Ratio of         Ratio of
                                                                                                   expenses to      expenses to
                                                                                                   average net      average net
                        Net asset              Dividends                           Net assets,       assets           assets
                         value,       Net      (from net     Net asset               end of          before            after
                        beginning  investment  investment  value, end of  Total      period      reimbursements/  reimbursements/
                        of period  income/2/    income)       period      return  (in millions)      waivers        waivers/3/
-----------------------------------------------------------------------------------------------------------------------------------
THE CASH MANAGEMENT
TRUST
CLASS R-5:
 Year ended 9/30/2004     $1.00      $.007      $(.007)        $1.00       .72%        $77            .42%             .40%
 Year ended 9/30/2003      1.00       .009       (.009)         1.00       .87          74            .41              .41
 Period from 5/15/2002     1.00       .005       (.005)         1.00       .50          49            .16              .16
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
THE U.S. TREASURY
MONEY FUND
CLASS R-5:
 Year ended 9/30/2004     $1.00      $.006      $(.006)        $1.00       .55%        $ 7            .45%             .45%
 Year ended 9/30/2003      1.00       .008       (.008)         1.00       .75           5            .46              .46
 Period from 5/15/2002     1.00       .005       (.005)         1.00       .47           4            .18              .18
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
THE TAX-EXEMPT MONEY
FUND
CLASS R-5:
 Year ended 9/30/2004     $1.00      $.005      $(.005)        $1.00       .45%        $21            .57%             .57%
 Year ended 9/30/2003      1.00       .005       (.005)         1.00       .54          10            .58              .58
 Period from 7/15/2002     1.00       .002       (.002)         1.00       .17          10            .12              .12
to 9/30/2002




                         Ratio of net
                            income
                          to average
                          net assets
--------------------------------------
THE CASH MANAGEMENT
TRUST
CLASS R-5:
 Year ended 9/30/2004        .75%
 Year ended 9/30/2003        .84
 Period from 5/15/2002       .50
to 9/30/2002
--------------------------------------
THE U.S. TREASURY
MONEY FUND
CLASS R-5:
 Year ended 9/30/2004        .57%
 Year ended 9/30/2003        .73
 Period from 5/15/2002       .46
to 9/30/2002
--------------------------------------
THE TAX-EXEMPT MONEY
FUND
CLASS R-5:
 Year ended 9/30/2004        .47%
 Year ended 9/30/2003        .55
 Period from 7/15/2002       .17
to 9/30/2002




1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.

                      THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA
                      THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                December 1, 2004

This document is not a prospectus but should be read in conjunction with the current prospectus of The Cash Management Trust of America ("CMTA"), The U.S. Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America ("CTEX") dated December 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                      The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                      The Tax-Exempt Money Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.


                             TABLE OF CONTENTS


Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        3
Fundamental policies and investment restrictions. . . . . . . . . .        8
Management of the funds . . . . . . . . . . . . . . . . . . . . . .       14
Execution of portfolio transactions . . . . . . . . . . . . . . . .       34
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       36
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       39
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Shareholder account services and privileges . . . . . . . . . . . .       43
General information . . . . . . . . . . . . . . . . . . . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       50
Financial statements




                          Money Market Funds -- Page 1

               CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


THE CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 35 days or less.

THE U.S. TREASURY MONEY FUND OF AMERICA

     U.S. TREASURY SECURITIES

     .The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 86 days or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA

     TAX-EXEMPT SECURITIES

     .The fund will invest at least 80% of its assets in securities the interest on which is exempt from federal income tax.

     DEBT SECURITIES

     .The fund may invest up to 20% of its assets in securities that are subject to alternative minimum taxes.

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 60 days or less.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


                          Money Market Funds -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."


INVESTMENT POLICIES -- CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase include Moody's Investors Service ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Ratings. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "investment adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5% of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. CMTA's current policy is to invest only in instruments rated in the highest short-term rating categories by Moody's and S&P. If such instruments are unrated, they must be issued, guaranteed or insured by the United States or Canadian governments, their agencies or instrumentalities. CTEX's current policy is to invest in instruments rated in the highest short-term rating categories by Moody's and S&P. CTEX may purchase an instrument rated only by Moody's or S&P; however, if short-term ratings are available from other rating agencies, then at least one of the other ratings also must be in the highest category. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.


THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:


COMMERCIAL PAPER -- Short-term notes issued by companies, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper).


COMMERCIAL BANK OBLIGATIONS -- Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis.


SAVINGS ASSOCIATION OBLIGATIONS -- Bank notes and certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S.



                          Money Market Funds -- Page 3
government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis.


U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:


     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.


CORPORATE BONDS AND NOTES -- Corporate obligations include those that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA currently may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category and long-term ratings of A or better, in each case by Moody's or S&P. See the appendix for a description of high-quality ratings by Moody's and S&P.


REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in


                          Money Market Funds -- Page 4
connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA
--------------------------------------------------------------------------------

LOANS OF PORTFOLIO SECURITIES -- Each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


REPURCHASE AGREEMENTS -- Although neither CTRS nor CTEX has a current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described above.


THE TAX-EXEMPT MONEY FUND OF AMERICA
------------------------------------

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


                          Money Market Funds -- Page 5

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.


SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


TEMPORARY TAXABLE INVESTMENTS -- A portion of CTEX's assets, which normally will be less than 20%, may be invested in high-quality taxable short-term securities. Such temporary investments may include: (a) obligations of the U.S. Treasury;
(b) obligations of agencies and instrumentalities of the U.S. government; and
(c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the investment adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.


THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA
-----------------------------------------------------------------------------
AND THE TAX-EXEMPT MONEY FUND OF AMERICA
----------------------------------------

MONEY MARKET INSTRUMENTS -- The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. government securities). For CMTA, they include: (a) commercial paper (notes issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(b) commercial bank obligations, such as certificates of deposit, bank notes and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (c) savings association and savings bank obligations, (d) securities of the U.S. government, its agencies or instrumentalities, and (e) corporate bonds and notes. CMTA may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the United States, they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.


CTRS may invest in instruments that include U.S. Treasury bills, notes and bonds. CTEX invests in money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipalities") to obtain funds for various public purposes. CTEX may purchase various types of municipal securities, including tax, bond, revenue, grant anticipation notes, construction loan


                          Money Market Funds -- Page 6
notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. In addition, CTEX may invest in municipal securities that are supported by credit and liquidity enhancements, including letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.


VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.


PUT SECURITIES -- CMTA and CTEX may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer, typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks or broker-dealers that are determined by the investment adviser to present minimal credit risks. If an issuer, bank or broker-dealer should default on its obligation to repurchase, the funds may be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.


MATURITY -- Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and put securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. government securities) will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. CMTA, CTRS and CTEX currently intend (over the next twelve months) to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 86 days or less and 60 days or less, respectively.


FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment


                          Money Market Funds -- Page 7
obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the funds.


CMTA may not:
         ---


1. Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations - all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government;

2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

 4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;


                          Money Market Funds -- Page 8

6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.


NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.


For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.)


For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks.


CMTA may not issue senior securities, except as permitted by the 1940 Act.


CTRS may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;


                          Money Market Funds -- Page 9

 3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

 4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 5.  Sell securities short;

 6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

 8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and


                         Money Market Funds -- Page 10
telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.


For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.


For purposes of Investment Restriction #14, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


For purposes of Investment Restriction #15, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.


CTRS may not issue senior securities, except as permitted by the 1940 Act.


CTEX may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

 3. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

 4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTEX's total assets;


                         Money Market Funds -- Page 11

 5. Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 6. Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

10. Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

11.  Invest in companies for the purpose of exercising control or management;

12. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

15. Purchase or retain the securities of any issuer, if, to the knowledge of CTEX, those individual officers and Board members of CTEX, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

16. Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

17. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.


                         Money Market Funds -- Page 12

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.

For purposes of Investment Restriction #2, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.


For the purpose of CTEX's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.


Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


For purposes of Investment Restriction #16, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.


CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects.


CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.


CTEX may not issue senior securities, except as permitted by the 1940 Act.


Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.


                         Money Market Funds -- Page 13

                            MANAGEMENT OF THE FUNDS

BOARDS OF TRUSTEES AND OFFICERS


                                    YEAR FIRST                                       NUMBER OF PORTFOLIOS
                        POSITION      ELECTED                                          WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE     A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ OVERSEEN             HELD
     NAME AND AGE        FUNDS    OF THE FUNDS/1/          PAST FIVE YEARS                BY TRUSTEE              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999         Corporate director and author;            14            Carnival Corporation
 Jr.                                                former U.S. Ambassador to
 Age: 70                                            Spain; former Vice Chairman,
                                                    Knight-Ridder, Inc.
                                                    (communications company);
                                                    former Chairman and Publisher,
                                                    The Miami Herald
                                                    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee    CMTA: 1976      Private investor; former                  19            Ducommun Incorporated;
 Christie                           CTEX: 1989      President and CEO, The Mission                          IHOP Corporation;
 Age: 71                            CTRS: 1991      Group (non-utility holding                              Southwest Water
                                                    company, subsidiary of                                  Company; Valero L.P.
                                                    Southern California Edison
                                                    Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994         Chairman of the Board and CEO,            12            Allegheny
 Age: 56                                            Ecovation, Inc. (organic waste                          Technologies;
                                                    management)                                             BF Goodrich;
                                                                                                            Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee    CMTA: 1989      Chairman of the Board and CEO,            16            None
 Age: 69                            CTEX: 1989      Senior Resource Group LLC
                                    CTRS: 1991      (development and management of
                                                    senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee    CMTA: 1994      President and CEO, Fuller                 14            None
 Age: 58                            CTEX: 1995      Consulting (financial
                                    CTRS: 1994      management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991         Chairman of the Board and CEO,            13            Sempra Energy;
 Age: 70                                            AECOM Technology Corporation                            Southwest Water
                                                    (engineering, consulting and                            Company
                                                    professional technical
                                                    services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999         Principal, The Sanchez Family             12            None
 Age: 61                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------




                         Money Market Funds -- Page 14

                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST           PAST FIVE YEARS AND
                                       ELECTED              POSITIONS HELD           NUMBER OF PORTFOLIOS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN             HELD
   NAME AND AGE         FUNDS      OF THE FUNDS/1/           OF THE FUNDS                 BY TRUSTEE        BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman      CMTA: 1985       Executive Vice President and             17            None
 Jr.                  of the        CTEX: 1992       Director, Capital Research
 Age: 55              Boards and    CTRS: 1990       and Management Company;
                      Trustee                        Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             President     CMTA: 1976       Senior Vice President and                12            None
 Goldstine            and           CTEX: 1989       Director, Capital Research
 Age: 74              Trustee       CTRS: 1991       and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan        Trustee           1996         President (retired), The                  6            None
 Age: 68                                             Capital Group Companies,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------





                         Money Market Funds -- Page 15

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                 PAST FIVE YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
     NAME AND AGE               FUNDS             OF THE FUNDS/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Teresa S. Cook              Senior Vice               1991           Senior Vice President - Investment Management Group,
 Age: 52                      President                               Capital Research and Management Company
                         (CMTA and CTRS only)
-----------------------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg            Senior Vice               1989           Vice President - Investment Management Group, Capital
 Age: 51                   President (CTEX                            Research and Management Company
                                only)
-----------------------------------------------------------------------------------------------------------------------------------
 Kristine M.                Vice President             2003           Vice President and Counsel - Fund Business Management Group,
 Nishiyama                                                            Capital Research and Management Company
 Age: 34
-----------------------------------------------------------------------------------------------------------------------------------
 Karen F. Hall                Assistant                1999           Vice President - Investment Management Group, Capital
 Age: 39                    Vice President                            Research and Management Company
                         (CMTA and CTRS only)

------------------------------------------------ ----------------------------------------------------------------------------------
 Julie F. Williams            Secretary              CMTA: 1982       Vice President - Fund Business Management Group, Capital
 Age: 56                                             CTEX: 1989       Research and Management Company
                                                     CTRS: 1991
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman            Treasurer                2000           Vice President - Fund Business Management Group,
 Age: 34                                                              Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick     Assistant Secretary           1994           Assistant Vice President - Fund Business Management Group,
 Age: 40                                                              Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley       Assistant Treasurer           2003           Vice President - Fund Business Management Group, Capital
 Age: 36                                                              Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the funds serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                         Money Market Funds -- Page 16

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.     CMTA:   Over $100,000           Over $100,000
                                 CTRS: None
                          CTEX: $10,001 - $50,000
-------------------------------------------------------------------------------
 H. Frederick Christie                                     Over $100,000
                          CMTA: $50,001 - $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 Diane C. Creel              CMTA: $1 - $10,000          $10,001 - $50,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 Martin Fenton               CMTA: $1 - $10,000            Over $100,000
                                 CTRS: None
                             CTEX: Over 100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           CMTA: $1 - $10,000          $50,001 - $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 Richard G. Newman           CMTA: $1 - $10,000            Over $100,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 Frank M. Sanchez            CMTA: $1 - $10,000          $10,001 - $50,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Don R. Conlan               CMTA: Over $100,000           Over $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 Abner D. Goldstine          CMTA: Over $100,000           Over $100,000
                            CTRS: Over $100,000
                          CTEX: $10,001 - $50,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          CMTA: Over $100,000           Over $100,000
                          CTRS: $50,001 - $100,000
                                 CTEX: None
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).


                         Money Market Funds -- Page 17

TRUSTEE COMPENSATION -- No compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. Certain of each fund's unaffiliated Trustees may also serve as Board or Committee members for other American Funds whose Boards or Committees meet jointly with those of the funds. For joint Board or Contracts Committee meetings, each fund pays each Trustee a pro rata portion of an attendance fee of $2,520; for joint Nominating Committee meetings, each fund pays each Trustee a pro rata portion of an attendance fee of $1,200; and for joint Audit Committee meetings each fund pays each Trustee a pro rata portion of an annual attendance fee of $5,040. Several other American Funds meet jointly with the funds, but annual fees are paid by each fund individually. CMTA, CTRS and CTEX pay annual retainer fees of $6,500, $1,500 and $1,500, respectively. However, any unaffiliated Trustee who serves only CMTA, CTRS and CTEX and the funds with which they meet jointly and no other American Funds is paid annual compensation aggregating $50,000, a pro rata portion of which is paid by each of the funds which meet jointly.


The payment by the funds to certain unaffiliated Trustees of a larger per fund annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.


The Nominating Committee of the Board of Trustees, a Committee comprised exclusively of Trustees not affiliated with the investment adviser, reviews Trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Trustees who are not affiliated with the investment adviser.


TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2004





                                                                                                             TOTAL COMPENSATION
                                                                                                                 (INCLUDING
                                                                                                            VOLUNTARILY DEFERRED
                                                                                                              COMPENSATION/1/)
                                                                              AGGREGATE COMPENSATION     FROM ALL FUNDS MANAGED BY
                                                                              (INCLUDING VOLUNTARILY        CAPITAL RESEARCH AND
                                                                             DEFERRED COMPENSATION/1/)           MANAGEMENT
                                   NAME                                           FROM THE FUNDS        COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr./3/                                                           $8,778/ /CMTA                 $122,268
                                                                                     3,778 CTRS
                                                                                     3,778 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                               9,489 CMTA                    271,430
                                                                                     4,489 CTRS
                                                                                     4,489 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                                                   8,593 CMTA                     67,793
                                                                                       3,242 CTRS
                                                                                     3,242 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                    8,262 CMTA                    232,030
                                                                                     3,262 CTRS
                                                                                     3,262 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                   8,779 CMTA                    174,705
                                                                                     3,779 CTRS
                                                                                     3,779 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                   8,214 CMTA                    144,770
                                                                                     3,214 CTRS
                                                                                     3,214 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                    8,677 CMTA                     69,293
                                                                                     3,326 CTRS
                                                                                     3,326 CTEX
------------------------------------------------------------------------------------------------------------------------------------




                         Money Market Funds -- Page 18

1 Amounts may be deferred by eligible Trustees under a nonqualified deferred compensation plan adopted by the funds in 1993/1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees. Compensation for the fiscal year ended September 30, 2004, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2004 fiscal year for participating Trustees is as follows: Richard G. Capen ($29,331
 - CMTA; $12,378 - CTRS and $14,340 - CTEX), Diana C. Creel ($8,186 - CMTA; $3,144 - CTRS, $3,145 - CTEX) and Martin Fenton ($8,933 - CMTA; $2,629 - CTRS
 and $1,963 - CTEX). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustees.

As of November 1, 2004, the officers and Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (CMTA on March 1, 1976, CTRS on December 19, 1990 and CTEX on December 5, 1998).


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


CMTA has the following classes of shares: Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. CTRS has the following classes of shares: Class A, R-1, R-2, R-3, R-4 and R-5. CTEX has Class A and R-5 shares. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also


                         Money Market Funds -- Page 19
available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of CMTA and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of CMTA's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to CMTA's shares.


The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the Board could be removed by a majority vote.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where each fund was organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the funds and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the funds or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


COMMITTEES OF THE BOARD OF TRUSTEES -- The funds have an Audit Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; and Leonard R. Fuller, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between the funds' independent registered public accounting firm


                         Money Market Funds -- Page 20
and the full Board of Trustees. Two Audit Committee meetings were held during the 2004 fiscal year.


The funds have a Contracts Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 adopted under the 1940 Act, that the funds may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. Two Contracts Committee meetings were held during the 2004 fiscal year.


The funds have a Nominating Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent Trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the funds, addressed to the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2004 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more


                         Money Market Funds -- Page 21

American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. The fund's voting record for the 12 months ended June 30, 2004 is available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.


                         Money Market Funds -- Page 22

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of their shares as of the opening of business on November 1, 2004:


THE CASH MANAGEMENT TRUST

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class B         5.14%
 201 Progress Parkway
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class B         5.41
 333 West 34th Street                                Class C         9.67
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Dean Witter Reynolds                                Class B         6.02
 3 Harborside Plaza, 6th Floor
 Jersey City, NJ  07311-3907
----------------------------------------------------------------------------
 Optcapital LLC                                      Class F        38.80
 FBO F. Kenneth Bailey, Jr.
 North Carolina
----------------------------------------------------------------------------
 Optcapital LLC                                      Class F        14.31
 FBO Paul F. Ferguson, Jr.
 North Carolina
----------------------------------------------------------------------------
 Bisys Retirement Services FBO                       Class R-1       5.90
 Kabelin Hardware Co.
 700 17th Street, Suite 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 MCB TR Services Custodian FBO                       Class R-1      12.24
 Akin & Porter Inc.
 700 17th Street, Suite 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 Cruse/Scott/Henderson/Allen                         Class R-4       8.29
 2777 Allen Parkway, Floor 7
 Houston, TX  77019-2141
----------------------------------------------------------------------------
 Capital Group Master Retirement Plan                Class R-5      52.94
 c/o Capital Guardian Trust Company
 333 South Hope Street, Floor 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------



                         Money Market Funds -- Page 23

THE U.S. TREASURY MONEY FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Dehumidifier Corp.                                  Class R-1       6.68%
 P.O. Box 917
 Cedarburg, WI  53012-0917
----------------------------------------------------------------------------
 Counsel Trust Company TTEE                          Class R-1      39.14
 Fleming and Company Inc.
 235 Saint Charles Way, Suite 100
 York, PA  17402-4658
----------------------------------------------------------------------------
 MCB TR Services Cust. FBO                           Class R-1      16.85
 Jarrow Formulas Inc.
 700 17th Street, Suite 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 Terrell B. Jones Defined Benefit Plan               Class R-1      12.98
 2404 Southbrook Court
 Arlington, TX  76006-3647
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-3       6.28
 Stollberg Inc.
 c/o Fascorp
 8515 East Orchard Road, #2T2
 Greenwood Village, CO  80111-5002
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-3       7.53
 RJF International Corporation
 c/o Fascorp
 8515 East Orchard Road, #2T2
 Greenwood Village, CO  80111-5002
----------------------------------------------------------------------------
 Circle Trust Company Cust.                          Class R-3      17.32
 Caribbean Pension Oriental
 1 Station Place
 Stamford, CT  06922-0001
----------------------------------------------------------------------------
 Bisys Retirement Services FBO                       Class R-3       7.74
 Digestive Healthcare
 700 17th Street, Suite 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 Hansel Dealership Groups                            Class R-4       6.02
 Kerry P. Fenton
 California
----------------------------------------------------------------------------
 Mid-South Pulmonary Specialists                     Class R-4       8.12
 266 South Cleveland Street, Suite 203
 Memphis, TN  38104-3505
----------------------------------------------------------------------------
 Liqui-Mark Corp. & Affiliates                       Class R-4       6.75
 Lucy Alago
 New York
----------------------------------------------------------------------------
 Liqui-Mark Corp. & Affiliates                       Class R-4       5.65
 Socrates Ramirez
 New York
----------------------------------------------------------------------------
 Updike Kelly & Spellacy                             Class R-4       8.42
 Diane Zeppa
 Connecticut
----------------------------------------------------------------------------
 Updike Kelly & Spellacy                             Class R-4       5.05
 Angela M. Clapis
 Connecticut
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       9.38
 PIM 1681-00 Invested Income
 50 West Liberty Street, Suite 980
 Reno, NV  89501-1978
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5      40.46
 PIM 1681-00
 50 West Liberty Street, Suite 980
 Reno, NV  89501-1978
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-5      26.09
 Law Bulletin Publishing Company
 415 North State Street
 Chicago, IL  60610-4631
----------------------------------------------------------------------------
 Capital Group Master Retirement Plan                Class R-5      18.77
 c/o Capital Guardian Trust Company
 333 South Hope Street, Floor 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------



                         Money Market Funds -- Page 24

THE TAX-EXEMPT MONEY FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5      11.88%
 PIM 1682-00
 50 West Liberty Street, Suite 890
 Reno, NV  89501-1940
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5      13.94
 PIM 1631-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5      10.28
 PIM 1686-00
 120 South State College Boulevard
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5      10.22
 PIM 1671-00
 50 West Liberty Street, Suite 890
 Reno, NV  89501-1940
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       5.01
 PIM 1671-00 Invested Income
 50 West Liberty Street, Suite 890
 Reno, NV  89501-1940
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       5.33
 PIM 1673-00
 50 West Liberty Street, Suite 890
 Reno, NV  89501-1940
----------------------------------------------------------------------------



                         Money Market Funds -- Page 25

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the investment adviser which provides that the investment adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.


The CMTA Agreement will continue in effect until May 31, 2005, unless sooner terminated. The CTRS Agreement will continue in effect until October 31, 2005, unless sooner terminated, and the CTEX Agreement will continue in effect until
October 1, 2005, unless sooner terminated. Each Agreement   may be renewed from
year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each fund, and (b) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Contracts Committee of each fund's Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At their most recent respective renewal meetings on February 20 and August 9, 2004 and at their joint meeting on September 23, 2004, each Committee considered a variety of factors, including the quality of the services provided to the funds by the investment adviser, fees and expenses borne by the fund, and the profitability to the


                         Money Market Funds -- Page 26
investment adviser of its relationship to the fund. In arriving at their decision to renew the Agreement, the Committee met with representatives of the investment adviser, including relevant investment advisory personnel, and reviewed information prepared by management and by counsel to the fund and the independent Trustees.


The Committee noted that the investment results of CMTA were above the medians for its peer group for the one-year period ended December 31, 2003 and close to the median for the three-, five- and 10-year periods ended December 31, 2003. The investment results of CTEX and CTRS were close to the medians for their peer group for 2003 and for the three-, five- and 10-year periods ended June 30, 2004. They also noted that each fund's advisory fees and total expenses for 2003 as a percentage of its average net assets were below the medians of such fund's peer group and that, with respect to CMTA, CRMC is reimbursing the fund to the extent that annual operating expenses for Class A shares exceed 25% of gross income.


The Committee also considered the depth and quality of the investment adviser's research capabilities; the low turnover rates of its key personnel and the overall stability of its organization; the experience, capability and integrity of its senior management; and its commitment and systems in place to ensure a high level of compliance with applicable laws, rules and other requirements. In deliberating on these matters, the Committee was advised with respect to relevant legal standards by counsel to the fund and the independent Trustees, who are independent of the investment adviser. In arriving at a decision, the Trustees did not identify any single matter as controlling, and the summary above does not set forth all of the matters considered. The Committee judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all the surrounding circumstances. Based on their review, the Committee concluded in the exercise of their business judgment, that each fund's advisory fees are fair, both absolutely and in comparison with those of other similar funds in the industry, that the funds' shareholders have received reasonable value in return for those fees, and that continuation of the Agreement was in the best interest of the fund's shareholders.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:


     CMTA: 0.32% on the first $1 billion of average net assets; plus 0.29% on average net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;


                         Money Market Funds -- Page 27

     CTRS: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million;

CTEX: 0.39% on the first $200 million of average net assets; plus 0.37% on average net assets between $200 million and $600 million; plus 0.33% on the portion of average net assets between $600 million and $1.2 billion; plus 0.29% on average net assets in excess of $1.2 billion.


For the fiscal years ended September 30, 2004, 2003, and 2002, the investment adviser received advisory fees, gross of any reimbursements or waivers, as follows:


                                  2004               2003                2002
-------------------------------------------------------------------------------------
               CMTA            $23,838,000        $25,711,000         $20,307,000
-------------------------------------------------------------------------------------
               CTRS              1,782,000          2,184,000           1,572,000
-------------------------------------------------------------------------------------
               CTEX              1,494,000          1,408,000           1,276,000
-------------------------------------------------------------------------------------



The investment adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.


CMTA. The Agreement provides that the investment adviser will reimburse CMTA for
----
any expenses incurred by the fund in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. The investment advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence. During the year ended September 30, 2004, reimbursements made by the investment adviser totaled $21,909,000. As a result, for the year ended September 30, 2004, the investment advisory services fee was $23,838,000, which was equivalent to an annualized rate of 0.28% of average daily net assets.


CTRS and CTEX. The investment adviser has agreed that in the event the expenses
-------------
of each fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to such fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse such fund in the amount of such excess.


Effective for the period from September 1, 2004 until August 31, 2005, the investment adviser has agreed to waive 5% of the management fees that it is otherwise entitled to receive under the CTRS Agreement and the CTEX Agreement. As a result of this waiver, management fees will be reduced similarly for all classes of shares of each fund. For the fiscal year ended September 30, 2004, as a result of his waiver, CTRS and CTEX each reduced investment advisory fees by $7,000. As a result, the fee shown on CTRS' accompanying financial statements of $1,782,000,


                         Money Market Funds -- Page 28
which was the equivalent of an annualized rate of 0.30%, was reduced to $1,775,000, or 0.29% of average daily net assets and the fee shown on CTEX's accompanying financial statements of $1,494,000, which was the equivalent of an annualized rate of 0.38%, was reduced to $1,487,000, or 0.38% of average daily net assets.


For all funds. Expenditures, including costs incurred in connection with the
-------------
purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the funds' management fees must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the funds, or other Class A fees will be waived in lieu of management fees.


ADMINISTRATIVE SERVICES AGREEMENTS -- The Administrative Services Agreements (the "Administrative Agreements") between CMTA and the investment adviser relating to CMTA's Class C, F, R and 529 shares, between CTRS and the investment adviser relating to CTRS' Class R shares and between CTEX and the investment adviser relating to CTEX's Class R-5 shares will continue in effect until May 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. CMTA, CTRS and CTEX may terminate the Administrative Agreement at any time by vote of a majority of Trustees who are not interested persons of CMTA, CTRS or CTEX, as applicable. The investment adviser has the right to terminate each Administrative Agreement upon 60 days' written notice to CMTA, CTRS or CTEX, as applicable. Each Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under each Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of CMTA's Class C, F, R, Class 529 shares, CTRS' Class R shares and CTEX's Class R-5 shares. The investment adviser contracts with third parties, including American Funds Service Company, CMTA's, CTRS' and CTEX's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For CMTA's and CTRS' Class R-1, R-2 and R-3 shares, the investment adviser agreed to pay a portion of these fees. For the year ended September 30, 2004, the total fees paid by the investment adviser were $891,000 and $59,000, respectively.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to CMTA's applicable share classes and CTEX's Class R-5 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the funds and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to CMTA's and CTEX's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class of CMTA, as applicable, and 0.10% of the average daily net assets of CMTA's, CTRS' and CTEX's Class R-5 shares.


                         Money Market Funds -- Page 29

During the 2004 fiscal period, administrative services fees were:



------------------------------------------------------------------------------
              CMTA                    CLASS C               $158,000
                                      CLASS F                 25,000
                                    CLASS 529-A              193,000
                                    CLASS 529-B                3,000
                                    CLASS 529-C                9,000
                                    CLASS 529-E                9,000
                                    CLASS 529-F                5,000
                                     CLASS R-1                24,000
                                     CLASS R-2             1,998,000
                                     CLASS R-3               568,000
                                     CLASS R-4                75,000
                                     CLASS R-5                83,000
-------------------------------------------------------------------------------
              CTRS                   CLASS R-1                 2,000
                                     CLASS R-2               134,000
                                     CLASS R-3                38,000
                                     CLASS R-4                 4,000
                                     CLASS R-5                 5,000
-------------------------------------------------------------------------------
              CTEX                   CLASS R-5                17,000
-------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of each fund's shares.
 For Class B and 529-B shares of CMTA, the Principal Underwriter sells the rights to the 12b-1 fees paid by CMTA for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. CMTA also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, CMTA pays the Principal Underwriter for


                         Money Market Funds -- Page 30
advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, CMTA pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, CMTA pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.


Service fees received by the Principal Underwriter on sales of CMTA Class B shares during the fiscal years ended 2004, 2003 and 2002 were $15,000, $61,000 and $47,000, respectively. Service fees received by the Principal Underwriter on sales of CMTA Class 529-B shares during the fiscal years ended 2004, 2003 and 2002 were $270, $1,000 and $121, respectively. No compensation was paid to dealers.


Each fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Trustees and separately by a majority of the Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreements. Potential benefits of the Plans to the funds include quality shareholder services; savings to the funds in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the funds are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Trustees.


Under the Plans, each fund may annually expend the following amounts to finance any activity which is primarily intended to result in the sale of fund shares, provided each fund's Board of Trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.15% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares (CMTA only), up to 0.50% of the average daily net assets attributable to Class 529-A shares; (c) for Class B and 529-B shares (CMTA only), 0.90% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and 529-C shares (CMTA only), 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares (CMTA only), up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (f) for Class F and 529-F shares (CMTA only), up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively. CTEX has not adopted a plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 assets.


For Class A (all funds) and 529-A shares (CMTA only): up to 0.15% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers.


For Class B and 529-B shares (CMTA only): (a) 0.15% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


                         Money Market Funds -- Page 31

For Class C and 529-C shares (CMTA only): (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares (CMTA only): currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares (CMTA only): currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


For Class R-1 shares (CMTA and CTRS only): (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares (CMTA and CTRS only): currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares (CMTA and CTRS only): currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares (CMTA and CTRS only): currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                        12B-1 EXPENSES               12B-1 LIABILITY

                           ACCRUED                     OUTSTANDING
-----------------------------------------------------------------------------
    CLASS A       $5,951,000        CMTA         $502,000          CMTA
                     564,000        CTRS           41,000          CTRS
                     183,000        CTEX           22,000          CTEX
-----------------------------------------------------------------------------
    CLASS B        1,334,000        CMTA          117,000          CMTA
-----------------------------------------------------------------------------
    CLASS C          826,000        CMTA           88,000          CMTA
-----------------------------------------------------------------------------
    CLASS F           37,000        CMTA           12,000          CMTA
-----------------------------------------------------------------------------
  CLASS 529-A         60,000        CMTA            7,000          CMTA
-----------------------------------------------------------------------------
  CLASS 529-B         12,000        CMTA            1,000          CMTA
-----------------------------------------------------------------------------
  CLASS 529-C         44,000        CMTA            5,000          CMTA
-----------------------------------------------------------------------------
  CLASS 529-E         24,000        CMTA            2,000          CMTA
-----------------------------------------------------------------------------
  CLASS 529-F          6,000        CMTA            1,000          CMTA
-----------------------------------------------------------------------------
   CLASS R-1          94,000        CMTA            8,000          CMTA
                       7,000        CTRS            1,000          CTRS
-----------------------------------------------------------------------------
   CLASS R-2       2,115,000        CMTA          209,000          CMTA
                     139,000        CTRS           13,000          CTRS
-----------------------------------------------------------------------------
   CLASS R-3         889,000        CMTA           86,000          CMTA
                      63,000        CTRS            6,000          CTRS
-----------------------------------------------------------------------------
   CLASS R-4         117,000        CMTA           13,000          CMTA
                       6,000        CTRS              454          CTRS
-----------------------------------------------------------------------------




                         Money Market Funds -- Page 32

REIMBURSEMENT OF CERTAIN CLASS-SPECIFIC EXPENSES -- Due to lower short-term interest rates, the investment adviser has reimbursed class-specific expenses for CMTA's Class B, C, 529-B, 529-C, 529-E, 529-F, R-1, R-2 and R-3 shares and CTRS' R-1, R-2, R-3 and R-4 shares. For the year ended September 30, 2004, the total fees reimbursed by the investment adviser were $2,246,000 for CMTA and $144,000 for CTRS.


OTHER COMPENSATION TO DEALERS -- As of March 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.


                         Money Market Funds -- Page 33

     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


The funds are required to disclose information regarding investments in the securities of their "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the CMTA's most recent fiscal year, Banc of America Securities LLC and J.P. Morgan Securities Inc. were among


                         Money Market Funds -- Page 34
the top 10 dealers that received the largest amount of brokerage commissions and/or that acted as principals in portfolio transactions with the fund. CMTA held debt securities of Bank of America Corp. and J.P. Morgan Chase & Co. in the amount of $49,983,000 and $124,832,000, respectively as of the close of its most recent fiscal year.

                              PRICE OF SHARES

Shares are purchased at the offering price (normally $1.00) or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.


1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.


                         Money Market Funds -- Page 35

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.


Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


                         Money Market Funds -- Page 36

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS --- Dividends on fund shares will be reinvested in shares of the funds of the same class. Dividends distributed by the funds to a retirement plan currently are not taxable.


     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest and net short-term capital gains, less expenses.

DAILY DIVIDENDS -- A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.


Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a


                         Money Market Funds -- Page 37
particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.


The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.


STATE TAXES -- Information relating to the percentage of CTEX's income derived from securities issued in a particular state is provided after year end.


Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state imposes an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.


              CTEX -- ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional federal, state and local tax considerations generally affecting CTEX and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of CTEX or its shareholders, and the discussion here and in the funds' prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.


CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., employer-sponsored plans and IRAs). Such retirement plans


                         Money Market Funds -- Page 38
would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


In addition, CTEX may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.


The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. Shareholders are required by the Code to report to the federal government all exempt-interest dividends received from the fund. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under
Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.


Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR INVESTMENT ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an


                         Money Market Funds -- Page 39
     investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           155 Fifth Street, Sixth Floor
           San Francisco, CA 94106
           (ABA #121000248)


           For credit to the account of American Funds Service Company a/c# 4600-076178
           (fund name)
           (your fund acct. no.)

     You may obtain your account number by calling 800/421-1080. Please indicate an investment dealer on the account.

All investments are subject to the purchase minimums and maximums described in the prospectus. The funds and the Principal Underwriter reserve the right to reject any purchase order.


Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASES BY RETIREMENT PLANS -- Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the funds' prospectus and statement of additional information) authorized to sell the funds' shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail


                         Money Market Funds -- Page 40
nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct/SM/ recordkeeping programs. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).


CDSC WAIVERS FOR CLASS B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For


                         Money Market Funds -- Page 41
          each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


                         Money Market Funds -- Page 42

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:


                         Money Market Funds -- Page 43

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.


AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


                         Money Market Funds -- Page 44

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may write checks for $250 or more against your Class A share account in the funds. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. When the checks you write are presented to The Chase Manhattan Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment. Each month canceled checks will be returned to you. Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. This procedure enables you to continue earning daily income dividends on your money until your checks actually clear.


REDEMPTION OF SHARES -- Each fund's Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of each fund may from time to time adopt.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


                         Money Market Funds -- Page 45

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $12,829,000, $812,000 and $132,000 by CMTA, CTRS and CTEX for Class A shares, respectively, and $180,000 for CMTA Class B shares for the 2004 fiscal year.


In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as each fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the funds' independent registered public accounting firm is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for Trustees who are not "interested persons" (as defined by the 1940 Act) of the funds in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Trustees of the funds, as prescribed by the 1940 Act and related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The funds' fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that


                         Money Market Funds -- Page 46
allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:


                                                                                FUND NUMBERS
                                                                     ------------------------------------
FUND                                                                 CLASS A  CLASS B  CLASS C   CLASS F
---------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.




                         Money Market Funds -- Page 47

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409







                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.





                         Money Market Funds -- Page 48

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                         Money Market Funds -- Page 49

                                    APPENDIX

                  DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                         Money Market Funds -- Page 50

INVESTMENT PORTFOLIO
September 30, 2004


                                                                                                        Principal          Market
                                                                                         Yield at          amount           value
SHORT-TERM SECURITIES - 100.26%                                                       acquisition           (000)           (000)

U.S. Treasuries  -  100.26%
 U.S. Treasury Bills 10-7-04                                                          1.29%-1.56%         $94,810         $94,786
 U.S. Treasury Bills 10-14-04                                                         1.39%-1.57%          28,700          28,685
 U.S. Treasury Bills 10-21-04                                                         1.38%-1.43%          72,110          72,055
 U.S. Treasury Bills 10-28-04                                                         1.40%-1.58%          57,470          57,410
 U.S. Treasury Bills 11-4-04                                                          1.47%-1.48%          72,100          72,003
 U.S. Treasury Bills 11-12-04                                                         1.47%-1.49%           6,755           6,743
 U.S. Treasury Bills 12-2-04                                                          1.62%-1.64%          76,600          76,394
 U.S. Treasury Bills 12-9-04                                                          1.63%-1.66%         123,750         123,371
 U.S. Treasury Bills 12-16-04                                                               1.66%          50,000          49,833


TOTAL INVESTMENT SECURITIES (cost: $581,244,000)                                                                          581,280
Other assets less liabilities                                                                                              (1,519)

NET ASSETS                                                                                                               $579,761

See Notes to Financial Statements




FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2004                         (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  (cost: $581,244)                                                                                                  $581,280
 Cash                                                                                                                    732
 Receivables for sales of fund's shares                                                                                  619
                                                                                                                     582,631
LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                              $2,518
  Dividends on fund's shares                                                                    14
  Investment advisory services                                                                 133
  Services provided by affiliates                                                              165
  Deferred Trustees' compensation                                                               21
  Other fees and expenses                                                                       19                     2,870
NET ASSETS AT SEPTEMBER 30, 2004                                                                                    $579,761

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                   $579,726
 Distributions in excess of net investment income                                                                         (1)
 Net unrealized appreciation                                                                                              36
NET ASSETS AT SEPTEMBER 30, 2004                                                                                    $579,761


Shares of beneficial interest issued and outstanding - unlimited shares authorized, 579,725 total shares outstanding

                                                                    Net assets     Shares outstanding    Net asset value per share

Class A                                                                 $532,287              532,254                        $1.00
Class R-1                                                                  1,076                1,076                         1.00
Class R-2                                                                 21,978               21,977                         1.00
Class R-3                                                                 15,736               15,734                         1.00
Class R-4                                                                  2,185                2,185                         1.00
Class R-5                                                                  6,499                6,499                         1.00

See Notes to Financial Statements



STATEMENT OF OPERATIONS
for the year ended September 30, 2004                   (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                             $5,957

 Fees and expenses:
  Investment advisory services                                                               $1,782
  Distribution services                                                                         779
  Transfer agent services                                                                       812
  Administrative services                                                                       183
  Reports to shareholders                                                                        25
  Registration statement and prospectus                                                          90
  Postage, stationery and supplies                                                              143
  Trustees' compensation                                                                         26
  Auditing and legal                                                                             76
  Custodian                                                                                      20
  State and local taxes                                                                           8
  Other                                                                                           3
  Total expenses before reimbursement/waiver                                                  3,947
   Reimbursement/waiver of expenses                                                             210                     3,737
 Net investment income                                                                                                  2,220


NET UNREALIZED APPRECIATION ON INVESTMENTS                                                                                  7

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $2,227

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                 Year ended September 30
                                                                                               2004                      2003
OPERATIONS:
 Net investment income                                                                       $2,220                    $4,537
 Net unrealized appreciation
  on investments                                                                                  7                        13
  Net increase in net assets
   resulting from operations                                                                  2,227                     4,550

DIVIDENDS PAID OR ACCRUED TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME:                                                    (2,219)                   (4,538)

CAPITAL SHARE TRANSACTIONS                                                                  (83,761)                  (24,951)

TOTAL DECREASE IN NET ASSETS                                                                (83,753)                  (24,939)

NET ASSETS:
 Beginning of year                                                                          663,514                   688,453
 End of year                                                                               $579,761                  $663,514

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONs

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2004, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2004, the cost of investment securities for federal income tax purposes was $581,244,000.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                               $34
Gross unrealized appreciation on investment securities                                                             36

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class                                          Year ended September 30, 2004                   Year ended September 30, 2003
Class A                                                                    $ 2,147                                         $ 4,486
Class R-1                                                                        1                                              -*
Class R-2                                                                       19                                              10
Class R-3                                                                       16                                               8
Class R-4                                                                        5                                               4
Class R-5                                                                       31                                              30
Total                                                                      $ 2,219                                         $ 4,538

* Amount less than one thousand.

3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. During the year ended September 30, 2004, CRMC reduced investment advisory services fees by $7,000. As a result, the fee shown on the accompanying financial statements of $1,782,000, which was equivalent to an annualized rate of 0.300%, was reduced to $1,775,000, or 0.299% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                         0.15%                      0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-1                                                       1.00                       1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-3                                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-4                                                    0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than Class A. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended September 30, 2004, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the year ended September 30, 2004, the total fees paid by CRMC were $59,000. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended September 30, 2004, were as follows (dollars in thousands):

         -----------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent          Administrative services
                            services         services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent
                                                             administrative        services
                                                                services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class A          $564             $812          Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-1           7           Included in            $1                 $1
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-2          139          Included in            28                 106
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-3          63           Included in            19                 19
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-4           6           Included in            3                   1
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-5    Not applicable     Included in            5                  -*
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
              Total           $779             $812               $56                $127
         -----------------------------------------------------------------------------------------
         * Amount less than one thousand.

          Due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2004, the total fees paid by CRMC for classes R-1, R-2, R-3 and R-4 were $144,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                                  Sales(1)                  Reinvestments of dividends
                                                                        Amount         Shares               Amount        Shares
Year ended September 30, 2004
Class A                                                              $ 432,833        432,833              $ 2,052         2,052
Class R-1                                                                1,164          1,164                   -*            -*
Class R-2                                                               43,831         43,831                   18            18
Class R-3                                                               20,221         20,221                   16            16
Class R-4                                                                5,349          5,349                    5             5
Class R-5                                                               12,974         12,974                   19            19
Total net increase
   (decrease)                                                        $ 516,372        516,372              $ 2,110         2,110

Year ended September 30, 2003
Class A                                                              $ 778,494        778,494              $ 4,259         4,259
Class R-1                                                                  382            382                   -*            -*
Class R-2                                                               49,988         49,988                    9             9
Class R-3                                                               35,967         35,967                    6             6
Class R-4                                                                6,541          6,541                    4             4
Class R-5                                                                6,797          6,797                   15            15
Total net increase
   (decrease)                                                        $ 878,169        878,169              $ 4,293         4,293




Share class                                                                 Repurchases(1)                Net (decrease) increase
                                                                        Amount         Shares               Amount        Shares
Year ended September 30, 2004
Class A                                                             $ (533,936)      (533,936)           $ (99,051)      (99,051)
Class R-1                                                                 (419)          (419)                 745           745
Class R-2                                                              (36,449)       (36,449)               7,400         7,400
Class R-3                                                              (15,625)       (15,625)               4,612         4,612
Class R-4                                                               (4,662)        (4,662)                 692           692
Class R-5                                                              (11,152)       (11,152)               1,841         1,841
Total net increase
   (decrease)                                                       $ (602,243)      (602,243)           $ (83,761)      (83,761)

Year ended September 30, 2003
Class A                                                             $ (834,303)      (834,303)           $ (51,550)      (51,550)
Class R-1                                                                 (270)          (270)                 112           112
Class R-2                                                              (36,844)       (36,844)              13,153        13,153
Class R-3                                                              (24,898)       (24,898)              11,075        11,075
Class R-4                                                               (5,101)        (5,101)               1,444         1,444
Class R-5                                                               (5,997)        (5,997)                 815           815
Total net increase
   (decrease)                                                       $ (907,413)      (907,413)           $ (24,951)      (24,951)


* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.


5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2004, the custodian fee of $20,000 included $2,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)


                                                                        Net asset                    Dividends
                                                                           value,            Net      from net     Net asset
                                                                        beginning     investment    investment    value, end
                                                                        of period      income (2)       income     of period
Class A:
 Year ended 9/30/2004                                                       $1.00          $.004        $(.004)        $1.00
 Year ended 9/30/2003                                                        1.00           .006         (.006)         1.00
 Year ended 9/30/2002                                                        1.00           .013         (.013)         1.00
 Year ended 9/30/2001                                                        1.00           .042         (.042)         1.00
 Year ended 9/30/2000                                                        1.00           .049         (.049)         1.00
Class R-1:
 Year ended 9/30/2004                                                        1.00           .001         (.001)         1.00
 Year ended 9/30/2003                                                        1.00           .001         (.001)         1.00
 Period from 7/12/2002 to 9/30/2002                                          1.00           .001         (.001)         1.00
Class R-2:
 Year ended 9/30/2004                                                        1.00           .001         (.001)         1.00
 Year ended 9/30/2003                                                        1.00           .001         (.001)         1.00
 Period from 6/11/2002 to 9/30/2002                                          1.00           .001         (.001)         1.00
Class R-3:
 Year ended 9/30/2004                                                        1.00           .001         (.001)         1.00
 Year ended 9/30/2003                                                        1.00           .002         (.002)         1.00
 Period from 8/16/2002 to 9/30/2002                                          1.00           .001         (.001)         1.00
Class R-4:
 Year ended 9/30/2004                                                        1.00           .002         (.002)         1.00
 Year ended 9/30/2003                                                        1.00           .004         (.004)         1.00
 Period from 8/2/2002 to 9/30/2002                                           1.00           .002         (.002)         1.00
Class R-5:
 Year ended 9/30/2004                                                        1.00           .006         (.006)         1.00
 Year ended 9/30/2003                                                        1.00           .008         (.008)         1.00
 Period from 5/15/2002 to 9/30/2002                                          1.00           .005         (.005)         1.00



                                                                          Ratio of expenses      Ratio of expenses      Ratio of
                                                        Net assets,   to average net assets  to average net assets    net income
                                                Total end of period   before reimbursement/   after reimbursement/    to average
                                               return  (in millions)                waiver            waiver (        net assets
Class A:
 Year ended 9/30/2004                             .39%         $532                   .62%                 .61%             .39%
 Year ended 9/30/2003                             .63           631                   .58                  .58              .63
 Year ended 9/30/2002                            1.29           683                   .63                  .63             1.27
 Year ended 9/30/2001                            4.27           489                   .66                  .66             4.12
 Year ended 9/30/2000                            5.01           369                   .62                  .62             4.81
Class R-1:
 Year ended 9/30/2004                             .10             1                  1.63                  .94              .10
 Year ended 9/30/2003                             .12             -  (4)             1.91                 1.08              .12
 Period from 7/12/2002 to 9/30/2002               .11             -  (4)              .54                  .32              .05
Class R-2:
 Year ended 9/30/2004                             .10            22                  1.81                  .92              .10
 Year ended 9/30/2003                             .12            15                  1.74                 1.02              .10
 Period from 6/11/2002 to 9/30/2002               .08             1                   .50                  .44              .08
Class R-3:
 Year ended 9/30/2004                             .12            16                  1.14                  .89              .13
 Year ended 9/30/2003                             .18            11                  1.17                  .99              .11
 Period from 8/16/2002 to 9/30/2002               .07             -  (4)              .20                  .13              .07
Class R-4:
 Year ended 9/30/2004                             .24             2                   .77                  .76              .23
 Year ended 9/30/2003                             .43             2                   .79                  .77              .36
 Period from 8/2/2002 to 9/30/2002                .17             -  (4)              .33                  .12              .15
Class R-5:
 Year ended 9/30/2004                             .55             7                   .45                  .45              .57
 Year ended 9/30/2003                             .75             5                   .46                  .46              .73
 Period from 5/15/2002 to 9/30/2002               .47             4                   .18                  .18              .46


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the year ended 9/30/2004, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
(4) Amount less than $1 million.

See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND  SHAREHOLDERS  OF THE U.S.  TREASURY  MONEY FUND OF
AMERICA:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America (the "Fund") at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLC

Los Angeles, California
October 29, 2004


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending September 30, 2004.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

 [logo - American Funds (r)]



                                         The right choice for the long term/(R)/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/






 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2004






TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the funds
 8    Investment objectives, strategies and risks
 9    Management and organization
10    Purchase, exchange and sale of shares
12    Sales charges
12    Individual Retirement Account (IRA) rollovers
13    Plans of distribution
14    Other compensation to dealers
15    Dividends and taxes
16    Financial highlights




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations. The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 4 shows the funds' average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1994  3.67%
1995  5.50
1996  4.93
1997  5.11
1998  5.05
1999  4.68
2000  5.92
2001  3.54
2002  1.15
2003  0.99
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST             1.53%  (quarter ended September 30, 2000)
LOWEST              0.20%  (quarter ended December 31, 2003)


The fund's total return for the nine months ended September 30, 2004, was 0.64%.

Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1994  3.36%
1995  5.03
1996  4.59
1997  4.75
1998  4.44
1999  4.11
2000  5.29
2001  3.33
2002  1.07
2003  0.48
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                       1.38%  (quarter ended September 30, 2000)
LOWEST                        0.08%  (quarter ended December 31, 2003)


The fund's total return for the nine months ended September 30, 2004, was 0.31%.

                                                Money Market Funds / Prospectus

The Investment Results table below shows the average annual total returns for the funds' Class A and R shares over various periods.



 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    0.99%    3.24%    4.04%     6.67%         0.73%
11/3/76






                                  1 YEAR  LIFETIME   7-DAY YIELD/*/
--------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 CLASS R-1 -- FIRST SOLD 5/29/02  0.10%    0.15%         0.10%
 CLASS R-2 -- FIRST SOLD 5/21/02  0.10     0.16          0.10
 CLASS R-3 -- FIRST SOLD 6/4/02   0.13     0.30          0.10
 CLASS R-4 -- FIRST SOLD 6/27/02  0.44     0.58          0.33
 CLASS R-5 -- FIRST SOLD 5/15/02  0.74     0.95          0.61






                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    0.48%    2.84%    3.63%     3.61%         0.25%
2/1/91






                                   1 YEAR      LIFETIME       7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND
 CLASS R-1 -- FIRST SOLD           0.10%        0.17%             0.10%
7/12/02
 CLASS R-2 -- FIRST SOLD           0.10         0.15              0.10
6/11/02
 CLASS R-3 -- FIRST SOLD           0.11         0.20              0.10
8/16/02
 CLASS R-4 -- FIRST SOLD 8/2/02    0.29         0.45              0.11
 CLASS R-5 -- FIRST SOLD           0.60         0.82              0.41
5/15/02
 For current yield information, please call American FundsLine at
 800/325-3590.



* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2003 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. Had such reimbursements/waivers not been made, the yield would have been lower.

Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A   ALL R SHARE CLASSES
-----------------------------------------------------------------------------
 Maximum initial sales charge on purchases       none            none
 (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
-----------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
-----------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
-----------------------------------------------------------------------------




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                  CLASS     CLASS      CLASS    CLASS    CLASS
                        CLASS A    R-1       R-2        R-3      R-4      R-5
------------------------------------------------------------------------
 THE CASH MANAGEMENT
 TRUST
 Management fees         0.28%   0.28 %    0.28 %     0.28 %    0.28 %   0.28%
 Distribution and/or
 service (12b-1)         0.08    1.00      0.75       0.50      0.25    none
 fees/1/
 Other expenses          0.21    0.28      0.73       0.34      0.18     0.14
 Total annual fund       0.57    1.56      1.76       1.12      0.71     0.42
 operating expenses
 Expense                 0.29    0.53/3/   0.73/3/    0.15/3/   0.01     0.02
 reimbursements/2/
 Net expenses            0.28    1.03      1.03       0.97      0.70     0.40
 THE U.S. TREASURY
 MONEY FUND

 Management fees         0.30%   0.30 %    0.30 %     0.30 %    0.30 %   0.30%
 Distribution and/or
 service (12b-1)         0.10    1.00      0.75       0.50      0.25    none
 fees/1/
 Other expenses          0.22    0.33      0.76       0.34      0.22     0.15
 Total annual fund       0.62    1.63      1.81       1.14      0.77     0.45
 operating expenses
 Expense                   --    0.69/3/   0.89/3/    0.25/3/     --/3/   --
 reimbursements/waivers/4/
 Net expenses            0.61    0.94      0.92       0.89      0.76     0.45



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .15%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are 1.00% of the class' average net assets annually.
2 The fund's Investment Advisory and Service Agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. To the extent that management fees were reimbursed, they were reimbursed similarly for all share classes of the fund.
3 Due to lower short-term interest rates, Capital Research and Management
 Company agreed to pay a portion of the class-specific fees and expenses. In addition, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain R share classes.
4 Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes.

                                                Money Market Funds / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the funds' investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the funds in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the funds' investment adviser providing services to retirement plans.



                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                       ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------



* Payment amount depends on the date upon which services commenced.

Money Market Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Class A/*/                       $ 29    $ 90     $157      $  356
 Class R-1/*/                      105     328      569       1,259
 Class R-2/*/                      105     328      569       1,259
 Class R-3/*/                       99     309      536       1,190
 Class R-4/*/                       72     224      390         871
 Class R-5/*/                       41     128      224         505
 THE U.S. TREASURY MONEY FUND
 Class A/*/                       $ 62    $195     $340      $  762
 Class R-1/*/                       96     300      520       1,155
 Class R-2/*/                       94     293      509       1,131
 Class R-3/*/                       91     284      493       1,096
 Class R-4/*/                       78     243      422         942
 Class R-5/*/                       46     144      252         567



* Reflects reimbursements/waivers by Capital Research and Management Company.

                                                Money Market Funds / Prospectus

Investment objectives, strategies and risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

APPLICABLE TO BOTH FUNDS

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds' portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                                Money Market Funds / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

Money Market Funds / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                                Money Market Funds / Prospectus

Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information. No dealer commissions will be paid on rollovers to American Funds money market funds.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value. These investments in Class A shares will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees but will not generate dealer commissions.

Money Market Funds / Prospectus

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Trustees. The plans provide for annual expenses of up to .15% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, a portion of these expenses (up to .15% for Class A shares and .25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds". Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                                Money Market Funds / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

Money Market Funds / Prospectus

Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS

Dividends distributed by the funds to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                                Money Market Funds / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

THE CASH MANAGEMENT TRUST/1/



                                                                                                        Ratio of
                                                                                                      expenses to
                            Net asset              Dividends                           Net assets,    average net
                             value,       Net      (from net     Net asset               end of          assets
                            beginning  investment  investment  value, end of  Total      period          before
                            of period  income/2/    income)       period      return  (in millions)  reimbursements
---------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004          $1.00      $.008      $(.008)        $1.00       .84%      $7,766           .57%
Year ended 9/30/2003           1.00       .011       (.011)         1.00      1.05        7,910           .55
Year ended 9/30/2002           1.00       .013       (.013)         1.00      1.35        8,305           .59
Year ended 9/30/2001           1.00       .045       (.045)         1.00      4.63        7,075           .59
Year ended 9/30/2000           1.00       .055       (.055)         1.00      5.66        5,417           .61
---------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004           1.00       .001       (.001)         1.00       .10           10          1.56
Year ended 9/30/2003           1.00       .001       (.001)         1.00       .12            8          1.61
Period from 5/29/2002 to       1.00       .001       (.001)         1.00       .10            1           .71
9/30/2002
---------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 9/30/2004          1.00       .001       (.001)         1.00       .11          348          1.76
 Year ended 9/30/2003          1.00       .001       (.001)         1.00       .12          206          1.68
 Period from 5/21/2002 to      1.00       .001       (.001)         1.00       .11           23           .57
9/30/2002
---------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2004          1.00       .002       (.002)         1.00       .16          211          1.12
 Year ended 9/30/2003          1.00       .002       (.002)         1.00       .23          138          1.10
 Period from 6/4/2002 to       1.00       .002       (.002)         1.00       .22           15           .37
9/30/2002
---------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2004         $1.00      $.004      $(.004)        $1.00       .43%      $   65           .71%
 Year ended 9/30/2003          1.00       .006       (.006)         1.00       .55           26           .72
 Period from 6/27/2002 to      1.00       .002       (.002)         1.00       .23            1           .30
9/30/2002
CLASS R-5:
 Year ended 9/30/2004          1.00       .007       (.007)         1.00       .72           77           .42
 Year ended 9/30/2003          1.00       .009       (.009)         1.00       .87           74           .41
 Period from 5/15/2002 to      1.00       .005       (.005)         1.00       .50           49           .16
9/30/2002

                                Ratio of
                               expenses to
                               average net      Ratio of net
                                 assets          income to
                                  after         average net
                            reimbursements/3/      assets
-------------------------------------------------------------
CLASS A:
Year ended 9/30/2004               .28%             .84%
Year ended 9/30/2003               .23             1.05
Year ended 9/30/2002               .59             1.33
Year ended 9/30/2001               .59             4.48
Year ended 9/30/2000               .61             5.53
-------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004              1.03              .10
Year ended 9/30/2003              1.08              .10
Period from 5/29/2002 to           .51              .09
9/30/2002
-------------------------------------------------------------
CLASS R-2:
 Year ended 9/30/2004             1.03              .11
 Year ended 9/30/2003             1.08              .11
 Period from 5/21/2002 to          .52              .11
9/30/2002
-------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2004              .97              .16
 Year ended 9/30/2003             1.03              .17
 Period from 6/4/2002 to           .34              .22
9/30/2002
-------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2004              .70%             .46%
 Year ended 9/30/2003              .72              .48
 Period from 6/27/2002 to          .19              .27
9/30/2002
CLASS R-5:
 Year ended 9/30/2004              .40              .75
 Year ended 9/30/2003              .41              .84
 Period from 5/15/2002 to          .16              .50
9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.

                                                Money Market Funds / Prospectus

 [This page is intentionally left blank for this filing.]

THE U.S. TREASURY MONEY FUND/1/



                                                                                                    Ratio of         Ratio of
                                                                                                   expenses to      expenses to
                                                                                                   average net      average net
                        Net asset              Dividends                           Net assets,       assets           assets
                         value,       Net      (from net     Net asset               end of          before            after
                        beginning  investment  investment  value, end of  Total      period      reimbursements/  reimbursements/
                        of period  income/2/    income)       period      return  (in millions)      waivers        waivers/3/
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004      $1.00      $.004      $(.004)        $1.00       .39%       $532             .62%             .61%
Year ended 9/30/2003       1.00       .006       (.006)         1.00       .63         631             .58              .58
Year ended 9/30/2002       1.00       .013       (.013)         1.00      1.29         683             .63              .63
Year ended 9/30/2001       1.00       .042       (.042)         1.00      4.27         489             .66              .66
Year ended 9/30/2000       1.00       .049       (.049)         1.00      5.01         369             .62              .62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004       1.00       .001       (.001)         1.00       .10           1            1.63              .94
Year ended 9/30/2003       1.00       .001       (.001)         1.00       .12          --/4/         1.91             1.08
Period from 7/12/2002      1.00       .001       (.001)         1.00       .11          --/4/          .54              .32
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004       1.00       .001       (.001)         1.00       .10          22            1.81              .92
Year ended 9/30/2003       1.00       .001       (.001)         1.00       .12          15            1.74             1.02
Period from 6/11/2002      1.00       .001       (.001)         1.00       .08           1             .50              .44
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004       1.00       .001       (.001)         1.00       .12          16            1.14              .89
Year ended 9/30/2003       1.00       .002       (.002)         1.00       .18          11            1.17              .99
Period from 8/16/2002      1.00       .001       (.001)         1.00       .07          --/4/          .20              .13
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004      $1.00      $.002      $(.002)        $1.00       .24%       $  2             .77%             .76%
Year ended 9/30/2003       1.00       .004       (.004)         1.00       .43           2             .79              .77
Period from 8/2/2002       1.00       .002       (.002)         1.00       .17          --/4/          .33              .12
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004       1.00       .006       (.006)         1.00       .55           7             .45              .45
Year ended 9/30/2003       1.00       .008       (.008)         1.00       .75           5             .46              .46
Period from 5/15/2002      1.00       .005       (.005)         1.00       .47           4             .18              .18
to 9/30/2002




                         Ratio of net
                          income to
                         average net
                            assets
--------------------------------------
CLASS A:
Year ended 9/30/2004         .39%
Year ended 9/30/2003         .63
Year ended 9/30/2002        1.27
Year ended 9/30/2001        4.12
Year ended 9/30/2000        4.81
--------------------------------------
CLASS R-1:
Year ended 9/30/2004         .10
Year ended 9/30/2003         .12
Period from 7/12/2002        .05
to 9/30/2002
--------------------------------------
CLASS R-2:
Year ended 9/30/2004         .10
Year ended 9/30/2003         .10
Period from 6/11/2002        .08
to 9/30/2002
--------------------------------------
CLASS R-3:
Year ended 9/30/2004         .13
Year ended 9/30/2003         .11
Period from 8/16/2002        .07
to 9/30/2002
--------------------------------------
CLASS R-4:
Year ended 9/30/2004         .23%
Year ended 9/30/2003         .36
Period from 8/2/2002         .15
to 9/30/2002
--------------------------------------
CLASS R-5:
Year ended 9/30/2004         .57
Year ended 9/30/2003         .73
Period from 5/15/2002        .46
to 9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.

3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
4 Amount less than $1 million.
                                                Money Market Funds / Prospectus

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.






[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-2380
RPGEPR-960-1204 Litho in USA CGD/B/8038    Investment Company File No. 811-6235
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International        Capital Guardian        Capital Bank and Trust

                                       The Cash Management Trust of America

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

 [logo - American Funds (r)]



                                         The right choice for the long term/(R)/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/






 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2004






TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the funds
 8    Investment objectives, strategies and risks
 9    Management and organization
10    Purchase, exchange and sale of shares
12    Sales charges
12    Individual Retirement Account (IRA) rollovers
13    Plans of distribution
14    Other compensation to dealers
15    Dividends and taxes
16    Financial highlights




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations. The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 4 shows the funds' average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1994  3.67%
1995  5.50
1996  4.93
1997  5.11
1998  5.05
1999  4.68
2000  5.92
2001  3.54
2002  1.15
2003  0.99
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST             1.53%  (quarter ended September 30, 2000)
LOWEST              0.20%  (quarter ended December 31, 2003)


The fund's total return for the nine months ended September 30, 2004, was 0.64%.

Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1994  3.36%
1995  5.03
1996  4.59
1997  4.75
1998  4.44
1999  4.11
2000  5.29
2001  3.33
2002  1.07
2003  0.48
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                       1.38%  (quarter ended September 30, 2000)
LOWEST                        0.08%  (quarter ended December 31, 2003)


The fund's total return for the nine months ended September 30, 2004, was 0.31%.

                                                Money Market Funds / Prospectus

The Investment Results table below shows the average annual total returns for the funds' Class A and R shares over various periods.



 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    0.99%    3.24%    4.04%     6.67%         0.73%
11/3/76






                                  1 YEAR  LIFETIME   7-DAY YIELD/*/
--------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 CLASS R-1 -- FIRST SOLD 5/29/02  0.10%    0.15%         0.10%
 CLASS R-2 -- FIRST SOLD 5/21/02  0.10     0.16          0.10
 CLASS R-3 -- FIRST SOLD 6/4/02   0.13     0.30          0.10
 CLASS R-4 -- FIRST SOLD 6/27/02  0.44     0.58          0.33
 CLASS R-5 -- FIRST SOLD 5/15/02  0.74     0.95          0.61






                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    0.48%    2.84%    3.63%     3.61%         0.25%
2/1/91






                                   1 YEAR      LIFETIME       7-DAY YIELD/*/
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND
 CLASS R-1 -- FIRST SOLD           0.10%        0.17%             0.10%
7/12/02
 CLASS R-2 -- FIRST SOLD           0.10         0.15              0.10
6/11/02
 CLASS R-3 -- FIRST SOLD           0.11         0.20              0.10
8/16/02
 CLASS R-4 -- FIRST SOLD 8/2/02    0.29         0.45              0.11
 CLASS R-5 -- FIRST SOLD           0.60         0.82              0.41
5/15/02
 For current yield information, please call American FundsLine at
 800/325-3590.



* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2003 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. Had such reimbursements/waivers not been made, the yield would have been lower.

Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A   ALL R SHARE CLASSES
-----------------------------------------------------------------------------
 Maximum initial sales charge on purchases       none            none
 (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
-----------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
-----------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
-----------------------------------------------------------------------------




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                  CLASS     CLASS      CLASS    CLASS    CLASS
                        CLASS A    R-1       R-2        R-3      R-4      R-5
------------------------------------------------------------------------
 THE CASH MANAGEMENT
 TRUST
 Management fees         0.28%   0.28 %    0.28 %     0.28 %    0.28 %   0.28%
 Distribution and/or
 service (12b-1)         0.08    1.00      0.75       0.50      0.25    none
 fees/1/
 Other expenses          0.21    0.28      0.73       0.34      0.18     0.14
 Total annual fund       0.57    1.56      1.76       1.12      0.71     0.42
 operating expenses
 Expense                 0.29    0.53/3/   0.73/3/    0.15/3/   0.01     0.02
 reimbursements/2/
 Net expenses            0.28    1.03      1.03       0.97      0.70     0.40
 THE U.S. TREASURY
 MONEY FUND

 Management fees         0.30%   0.30 %    0.30 %     0.30 %    0.30 %   0.30%
 Distribution and/or
 service (12b-1)         0.10    1.00      0.75       0.50      0.25    none
 fees/1/
 Other expenses          0.22    0.33      0.76       0.34      0.22     0.15
 Total annual fund       0.62    1.63      1.81       1.14      0.77     0.45
 operating expenses
 Expense                   --    0.69/3/   0.89/3/    0.25/3/     --/3/   --
 reimbursements/waivers/4/
 Net expenses            0.61    0.94      0.92       0.89      0.76     0.45



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .15%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are 1.00% of the class' average net assets annually.
2 The fund's Investment Advisory and Service Agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. To the extent that management fees were reimbursed, they were reimbursed similarly for all share classes of the fund.
3 Due to lower short-term interest rates, Capital Research and Management
 Company agreed to pay a portion of the class-specific fees and expenses. In addition, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain R share classes.
4 Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes.

                                                Money Market Funds / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the funds' investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the funds in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the funds' investment adviser providing services to retirement plans.



                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                       ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------



* Payment amount depends on the date upon which services commenced.

Money Market Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Class A/*/                       $ 29    $ 90     $157      $  356
 Class R-1/*/                      105     328      569       1,259
 Class R-2/*/                      105     328      569       1,259
 Class R-3/*/                       99     309      536       1,190
 Class R-4/*/                       72     224      390         871
 Class R-5/*/                       41     128      224         505
 THE U.S. TREASURY MONEY FUND
 Class A/*/                       $ 62    $195     $340      $  762
 Class R-1/*/                       96     300      520       1,155
 Class R-2/*/                       94     293      509       1,131
 Class R-3/*/                       91     284      493       1,096
 Class R-4/*/                       78     243      422         942
 Class R-5/*/                       46     144      252         567



* Reflects reimbursements/waivers by Capital Research and Management Company.

                                                Money Market Funds / Prospectus

Investment objectives, strategies and risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

APPLICABLE TO BOTH FUNDS

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds' portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                                Money Market Funds / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

Money Market Funds / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                                Money Market Funds / Prospectus

Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information. No dealer commissions will be paid on rollovers to American Funds money market funds.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value. These investments in Class A shares will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees but will not generate dealer commissions.

Money Market Funds / Prospectus

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Trustees. The plans provide for annual expenses of up to .15% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, a portion of these expenses (up to .15% for Class A shares and .25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds". Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                                Money Market Funds / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

Money Market Funds / Prospectus

Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS

Dividends distributed by the funds to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                                Money Market Funds / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

THE CASH MANAGEMENT TRUST/1/



                                                                                                        Ratio of
                                                                                                      expenses to
                            Net asset              Dividends                           Net assets,    average net
                             value,       Net      (from net     Net asset               end of          assets
                            beginning  investment  investment  value, end of  Total      period          before
                            of period  income/2/    income)       period      return  (in millions)  reimbursements
---------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004          $1.00      $.008      $(.008)        $1.00       .84%      $7,766           .57%
Year ended 9/30/2003           1.00       .011       (.011)         1.00      1.05        7,910           .55
Year ended 9/30/2002           1.00       .013       (.013)         1.00      1.35        8,305           .59
Year ended 9/30/2001           1.00       .045       (.045)         1.00      4.63        7,075           .59
Year ended 9/30/2000           1.00       .055       (.055)         1.00      5.66        5,417           .61
---------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004           1.00       .001       (.001)         1.00       .10           10          1.56
Year ended 9/30/2003           1.00       .001       (.001)         1.00       .12            8          1.61
Period from 5/29/2002 to       1.00       .001       (.001)         1.00       .10            1           .71
9/30/2002
---------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 9/30/2004          1.00       .001       (.001)         1.00       .11          348          1.76
 Year ended 9/30/2003          1.00       .001       (.001)         1.00       .12          206          1.68
 Period from 5/21/2002 to      1.00       .001       (.001)         1.00       .11           23           .57
9/30/2002
---------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2004          1.00       .002       (.002)         1.00       .16          211          1.12
 Year ended 9/30/2003          1.00       .002       (.002)         1.00       .23          138          1.10
 Period from 6/4/2002 to       1.00       .002       (.002)         1.00       .22           15           .37
9/30/2002
---------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2004         $1.00      $.004      $(.004)        $1.00       .43%      $   65           .71%
 Year ended 9/30/2003          1.00       .006       (.006)         1.00       .55           26           .72
 Period from 6/27/2002 to      1.00       .002       (.002)         1.00       .23            1           .30
9/30/2002
CLASS R-5:
 Year ended 9/30/2004          1.00       .007       (.007)         1.00       .72           77           .42
 Year ended 9/30/2003          1.00       .009       (.009)         1.00       .87           74           .41
 Period from 5/15/2002 to      1.00       .005       (.005)         1.00       .50           49           .16
9/30/2002

                                Ratio of
                               expenses to
                               average net      Ratio of net
                                 assets          income to
                                  after         average net
                            reimbursements/3/      assets
-------------------------------------------------------------
CLASS A:
Year ended 9/30/2004               .28%             .84%
Year ended 9/30/2003               .23             1.05
Year ended 9/30/2002               .59             1.33
Year ended 9/30/2001               .59             4.48
Year ended 9/30/2000               .61             5.53
-------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004              1.03              .10
Year ended 9/30/2003              1.08              .10
Period from 5/29/2002 to           .51              .09
9/30/2002
-------------------------------------------------------------
CLASS R-2:
 Year ended 9/30/2004             1.03              .11
 Year ended 9/30/2003             1.08              .11
 Period from 5/21/2002 to          .52              .11
9/30/2002
-------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2004              .97              .16
 Year ended 9/30/2003             1.03              .17
 Period from 6/4/2002 to           .34              .22
9/30/2002
-------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2004              .70%             .46%
 Year ended 9/30/2003              .72              .48
 Period from 6/27/2002 to          .19              .27
9/30/2002
CLASS R-5:
 Year ended 9/30/2004              .40              .75
 Year ended 9/30/2003              .41              .84
 Period from 5/15/2002 to          .16              .50
9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.

                                                Money Market Funds / Prospectus

 [This page is intentionally left blank for this filing.]

THE U.S. TREASURY MONEY FUND/1/



                                                                                                    Ratio of         Ratio of
                                                                                                   expenses to      expenses to
                                                                                                   average net      average net
                        Net asset              Dividends                           Net assets,       assets           assets
                         value,       Net      (from net     Net asset               end of          before            after
                        beginning  investment  investment  value, end of  Total      period      reimbursements/  reimbursements/
                        of period  income/2/    income)       period      return  (in millions)      waivers        waivers/3/
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004      $1.00      $.004      $(.004)        $1.00       .39%       $532             .62%             .61%
Year ended 9/30/2003       1.00       .006       (.006)         1.00       .63         631             .58              .58
Year ended 9/30/2002       1.00       .013       (.013)         1.00      1.29         683             .63              .63
Year ended 9/30/2001       1.00       .042       (.042)         1.00      4.27         489             .66              .66
Year ended 9/30/2000       1.00       .049       (.049)         1.00      5.01         369             .62              .62
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004       1.00       .001       (.001)         1.00       .10           1            1.63              .94
Year ended 9/30/2003       1.00       .001       (.001)         1.00       .12          --/4/         1.91             1.08
Period from 7/12/2002      1.00       .001       (.001)         1.00       .11          --/4/          .54              .32
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004       1.00       .001       (.001)         1.00       .10          22            1.81              .92
Year ended 9/30/2003       1.00       .001       (.001)         1.00       .12          15            1.74             1.02
Period from 6/11/2002      1.00       .001       (.001)         1.00       .08           1             .50              .44
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004       1.00       .001       (.001)         1.00       .12          16            1.14              .89
Year ended 9/30/2003       1.00       .002       (.002)         1.00       .18          11            1.17              .99
Period from 8/16/2002      1.00       .001       (.001)         1.00       .07          --/4/          .20              .13
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004      $1.00      $.002      $(.002)        $1.00       .24%       $  2             .77%             .76%
Year ended 9/30/2003       1.00       .004       (.004)         1.00       .43           2             .79              .77
Period from 8/2/2002       1.00       .002       (.002)         1.00       .17          --/4/          .33              .12
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004       1.00       .006       (.006)         1.00       .55           7             .45              .45
Year ended 9/30/2003       1.00       .008       (.008)         1.00       .75           5             .46              .46
Period from 5/15/2002      1.00       .005       (.005)         1.00       .47           4             .18              .18
to 9/30/2002




                         Ratio of net
                          income to
                         average net
                            assets
--------------------------------------
CLASS A:
Year ended 9/30/2004         .39%
Year ended 9/30/2003         .63
Year ended 9/30/2002        1.27
Year ended 9/30/2001        4.12
Year ended 9/30/2000        4.81
--------------------------------------
CLASS R-1:
Year ended 9/30/2004         .10
Year ended 9/30/2003         .12
Period from 7/12/2002        .05
to 9/30/2002
--------------------------------------
CLASS R-2:
Year ended 9/30/2004         .10
Year ended 9/30/2003         .10
Period from 6/11/2002        .08
to 9/30/2002
--------------------------------------
CLASS R-3:
Year ended 9/30/2004         .13
Year ended 9/30/2003         .11
Period from 8/16/2002        .07
to 9/30/2002
--------------------------------------
CLASS R-4:
Year ended 9/30/2004         .23%
Year ended 9/30/2003         .36
Period from 8/2/2002         .15
to 9/30/2002
--------------------------------------
CLASS R-5:
Year ended 9/30/2004         .57
Year ended 9/30/2003         .73
Period from 5/15/2002        .46
to 9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.

3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
4 Amount less than $1 million.
                                                Money Market Funds / Prospectus

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.






[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-2380
RPGEPR-960-1204 Litho in USA CGD/B/8038    Investment Company File No. 811-6235
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International        Capital Guardian        Capital Bank and Trust

                     The U.S. Treasury Money Fund of America

                                     Part C
                                Other Information


     Item 22. Exhibits for Registration Statement (1940 Act No. 811-6235 and 1933 Act. No. 33-38475)

(a) Copy of Declaration of Trust - previously filed (see P/E Amendment No. 11 filed 11/26/97); and Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value dated 12/18/2001 - previously filed (see P/E Amendment No. 20 filed 5/13/02)

(b)      By-laws, as amended 6/15/04

(c)      None

(d) Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 11 filed 11/26/97)

(e-1) Copy of Principal Underwriting Agreement and forms of Selling Group Agreements - previously filed (see Post-Effective Amendment No. 11 filed 11/26/97); and copy of Amended and Restated Principal Underwriting Agreement and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 20 filed 5/13/02)

(e-2)    Form of Institutional Selling Group Agreement

(f)      Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended
         1/1/04

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 18 filed 11/29/01)

(h-1) Form of Administrative Services Agreement - previously filed (see P/E Amendment No. 20 filed 5/13/02)

(h-2)    Form of Amended Shareholder Services Agreement as of 4/1/03

(h-3)    Form of Indemnification Agreement dated 7/1/04

(i) Legal opinion - previously filed (see Initial Form N-1A filed 12/27/90 and P/E Amendment No. 20 filed 5/13/02)

(j)      Consent of Independent Registered Public Accounting Firm

(k)      None

(l) Initial capital agreements - previously filed (see P/E Amendment No. 11 filed 11/26/97)

(m) Forms of Plan of Distribution - previously filed (see P/E Amendment No. 11 filed 11/26/97; No. 20 filed 5/13/02)

(n) Form of Multiple Class Plan - previously filed (see P/E Amendment No. 20 filed 5/13/02)



                               The U.S. Treasury Money Fund of America -- Pg C-1

(o)      Reserved

(p) Code of Ethics - not applicable (the fund is a money market fund); the attached Code applies to the fund's investment adviser and principal underwriter


Item 23.          Persons Controlled by or Under Common Control with the Fund

                  None


Item 24.          Indemnification

                  The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).


Item 25.          Business and Other Connections of the Investment Adviser

          None




                               The U.S. Treasury Money Fund of America -- Pg C-2

Item 26.          Principal Underwriters

         (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America and Washington Mutual Investors Fund, Inc.


(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       3901 Cedar Hill Road, #9
       Little Rock, AR 72202

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080



                               The U.S. Treasury Money Fund of America -- Pg C-3





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN  37027

       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       7424 Somerset Avenue
       St. Louis, MO 63105

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President                               None
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269



                               The U.S. Treasury Money Fund of America -- Pg C-4






(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Director, Vice President                              None

L      David D. Charlton                        Senior Vice President                                 None

       Thomas M. Charon                         Regional Vice President                               None
       N27 W23960 Paul Road
       Suite 204
       Pewaukee, WI 53072

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None



                               The U.S. Treasury Money Fund of America -- Pg C-5





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       1 Nehercrest Ln.
       Orchard Park, NY 14127

L      Bruce L. DePriester                      Director, Senior Vice President,                      None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Vice President                                        None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Senior Vice President                                 None
       22 Turner's Lake Drive
       Mahwah, NJ  07430

       G. Michael Dill                          Director, Senior Vice President                       None
       505 E. Main Street
       Jenks, OK  74037



                               The U.S. Treasury Money Fund of America -- Pg C-6





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

L      Michael J. Downer                        Director, Secretary                                   None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Senior Vice President                                 None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       P.O. Box 174
       Hopkinton, MA 01748

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

L      J. Christopher Gies                      Senior Vice President                                 None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328



                               The U.S. Treasury Money Fund of America -- Pg C-7





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       5400 Russell Cave Road
       Lexington, KY 40511

       Calvin L. Harrelson, III                 Regional Vice President                               None
       2048 Kings Manor
       Weddington, NC 28104

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Vice President                                        None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526



                               The U.S. Treasury Money Fund of America -- Pg C-8





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       1576 Sandy Springs Dr.
       Orange Park, FL 32003

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Vice President                                        None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None



                               The U.S. Treasury Money Fund of America -- Pg C-9





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

       Brendan T. Mahoney                       Vice President                                        None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Vice President                                        None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Senior Vice President                                 None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Vice President                                        None
       41 South Road
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

L      David H. Morrison                        Regional Vice President                               None



                               The U.S. Treasury Money Fund of America -- Pg C-10





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Andrew J. Moscardini                     Regional Vice President                               None
       1393 Sunset Beach Drive
       Niceville, FL 32578

       William E. Noe                           Senior Vice President                                 None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Senior Vice President                                 None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

G1     Luis Freitas de Oliveira                 Director                                              None

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301



                               The U.S. Treasury Money Fund of America -- Pg C-11





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

N      Gregory S. Porter                        Assistant Vice President                              None

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       209-A 60th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064



                               The U.S. Treasury Money Fund of America -- Pg C-12




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


L      Dean B. Rydquist                         Director, Senior Vice President                       None

       Richard A. Sabec, Jr.                    Regional Vice President                               None
       6019 Craughwell Lane
       Dublin, OH 43017

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Vice President                                        None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238



                               The U.S. Treasury Money Fund of America -- Pg C-13





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Senior Vice President                                 None
       4227 E. Madison, #2D
       Seattle, WA 98112

LW     John H. Smet                             Director                                              None

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None



       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Senior Vice President                                 None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

B      Raymond Stein                            Assistant Vice President                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451



                               The U.S. Treasury Money Fund of America -- Pg C-14





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Senior Vice President                                 None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

D      Bradley J. Vogt                          Director                                              None

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103



                               The U.S. Treasury Money Fund of America -- Pg C-15





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      A. Jordan Wallens                        Regional Vice President                               None
       2016 Dracena Drive, #10
       Los Angeles, CA 90027

       Thomas E. Warren                         Vice President                                        None
       119 Faubel St.
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Director, Senior Vice President                       None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

       Dana L. Wells                            Regional Vice President                               None
       Emerald Plaza Ctr.
       402 W. Broadway, Suite 400
       San Diego, CA 92101

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None



       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

L      Alan J. Wilson                           Director                                              None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066



                               The U.S. Treasury Money Fund of America -- Pg C-16





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       2145 Hickory Forrest
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D        Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1       Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

         (c)      None



               The U.S. Treasury Money Fund of America -- Pg C-17

Item 27.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 28.          Management Services

                  None


Item 29.          Undertakings

                  n/a

               The U.S. Treasury Money Fund of America -- Pg C-18

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of November, 2004.

THE U.S. TREASURY MONEY FUND OF AMERICA

By /s/ Paul G. Haaga, Jr.
------------------------------------------------------------------
(Paul G. Haaga, Jr., Chairman of the Board)

                  Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 29, 2004, by the following persons in the capacities indicated.


         Signature                             Title

(1) Principal Executive Officer:

          /s/ Abner D. Goldstine               President and Trustee
         ----------------------------
            (Abner D. Goldstine)

(2) Principal Financial Officer and
    Principal Accounting Officer:

          /s/ Susi M. Silverman                Treasurer
         ----------------------------
            (Susi M. Silverman)

(3) Trustees:

         Richard G. Capen, Jr.*                Trustee
         H. Frederick Christie*                Trustee
         Don R. Conlan*                        Trustee
         Diane C. Creel*                       Trustee
         Martin Fenton*                        Trustee
         Leonard R. Fuller*                    Trustee

         /s/ Abner D. Goldstine                President and Trustee
            (Abner D. Goldstine)

         /s/ Paul G. Haaga, Jr.                Chairman and Trustee
            (Paul G. Haaga, Jr.)

         Richard G. Newman*                    Trustee
         Frank M. Sanchez*

*By       /s/ Julie F. Williams
         ----------------------------
         Julie F. Williams, pursuant to a power of attorney filed herewith



                  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Donald H. Rolfe
-------------------------------------------------
(Donald H. Rolfe)

               The U.S. Treasury Money Fund of America -- Pg C-19

                                POWER OF ATTORNEY



     I, Richard G. Capen, Jr., the undersigned Trustee of The U.S. Treasury Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of The U.S. Treasury Money Fund of America do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd L. Miller, Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The U.S. Treasury Money Fund of America, File No. 33-38475, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

                  EXECUTED at Los Angeles, California, this 19th day of November, 1999.



/s/ Richard G. Capen, Jr.
---------------------------------------------------
Richard G. Capen, Jr., Trustee

                                POWER OF ATTORNEY



                  I, H. Frederick Christie, the undersigned Trustee of The U.S. Treasury Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of the The U.S. Treasury Money Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The U.S. Treasury Money Fund of America, File No. 33-38475, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

                  EXECUTED at Los Angeles, California, this 12th day of December, 1994.



/s/ H. Frederick Christie
--------------------------------------------------
H. Frederick Christie, Trustee

                                POWER OF ATTORNEY



                  I, Don R. Conlan, the undersigned Trustee of The U.S. Treasury Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of The U.S. Treasury Money Fund of America do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Mary C. Hall, Anthony W. Hynes, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The U.S. Treasury Money Fund of America, File No. 33-38475, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

                  EXECUTED at Los Angeles, California, this 16th day of January, 1997.



/s/ Don R. Conlan
------------------------------------
Don R. Conlan, Trustee

                                POWER OF ATTORNEY



                  I, Diane C. Creel, the undersigned Trustee of The U.S. Treasury Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of the The U.S. Treasury Money Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The U.S. Treasury Money Fund of America, File No. 33-38475, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

                  EXECUTED at Los Angeles, California, this 12th day of December, 1994.



/s/ Diane C. Creel
-----------------------------------
Diane C. Creel, Trustee

                                POWER OF ATTORNEY



                  I, Martin Fenton, Jr., the undersigned Trustee of The U.S. Treasury Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of the The U.S. Treasury Money Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The U.S. Treasury Money Fund of America, File No. 33-38475, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

                  EXECUTED at Los Angeles, California, this 12th day of December, 1994.



/s/ Martin Fenton, Jr.
Martin Fenton, Jr., Trustee

                                POWER OF ATTORNEY



                  I, Leonard R. Fuller, the undersigned Trustee of The U.S. Treasury Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of the The U.S. Treasury Money Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The U.S. Treasury Money Fund of America, File No. 33-38475, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

                  EXECUTED at Los Angeles, California, this 12th day of December, 1994.



/s/ Leonard R. Fuller
------------------------------------------
Leonard R. Fuller, Trustee

                                POWER OF ATTORNEY



                  I, Richard G. Newman, the undersigned Trustee of The U.S. Treasury Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of the The U.S. Treasury Money Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The U.S. Treasury Money Fund of America, File No. 33-38475, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

                  EXECUTED at Los Angeles, California, this 12th day of December, 1994.



/s/ Richard G. Newman
---------------------------------------------
Richard G. Newman, Trustee

                                POWER OF ATTORNEY



                  I, Frank M. Sanchez, the undersigned Trustee of The U.S. Treasury Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of The U.S. Treasury Money Fund of America do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd L. Miller, Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The U.S. Treasury Money Fund of America, File No. 33-38475, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

                  EXECUTED at Los Angeles, California, this 19th day of November, 1999.



/s/ Frank M. Sanchez
---------------------------------------------------
Frank M. Sanchez, Trustee